UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

This report on Form N-CSR relates solely to the Registrant’s Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity® Diversified International Fund Class K Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	(8.95)%	2.69%	7.42%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Diversified International Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Diversified International Fund - Class K on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$20,462	Fidelity® Diversified International Fund - Class K
$19,780	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tensions, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Portfolio Manager William Bower:  For the fiscal year, the fund's share classes returned roughly -9%, trailing the -6.65% return of the benchmark MSCI EAFE Index. Versus the benchmark, security selection – notably in the health care and consumer staples sectors – detracted from performance, along with positioning in financials and energy. Geographically, stock picks in the U.K. and Japan held back the fund's performance versus the index. Individual disappointments included U.K. based software company Micro Focus International. Shares of the company returned -54% for the period, largely because a recent acquisition proved challenging, with revenue declining faster than anticipated amid heavy sales-force attrition. In Japan, an average overweighting in semiconductor manufacturer Renesas Electronics hurt, as excess industry capacity and weakening demand from end markets pressured the stock, which returned roughly -58%. Not owning index heavyweight Royal Dutch Shell was another notable detractor because shares of the Anglo-Dutch multinational oil and gas giant advanced about 8% on higher crude-oil prices and solid quarterly financial results. Conversely, security selection in information technology and materials added value. Top individual contributors included Norway-based exploration and production company Equinor (formerly Statoil), a top holding that benefited from higher crude-oil prices. By region, a non-index stake in the U.S. was helpful. Out-of-benchmark stakes in U.S.-based payment-processing firms Mastercard and Visa also worked out well, as the stocks gained about 34% and 26%, respectively.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	17.0%
United Kingdom	15.9%
United States of America*	13.7%
Germany	8.2%
France	7.2%
Switzerland	4.7%
Netherlands	4.3%
India	3.7%
Canada	3.3%
Other	22.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks	93.1
Short-Term Investments and Net Other Assets (Liabilities)	6.9

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Prudential PLC (United Kingdom, Insurance)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.4
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.3
SAP SE (Germany, Software)	1.3
Keyence Corp. (Japan, Electronic Equipment & Components)	1.3
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	1.3
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.2
13.2

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	24.3
Industrials	14.4
Health Care	12.6
Information Technology	11.1
Consumer Staples	10.3
Consumer Discretionary	7.9
Energy	4.6
Materials	4.0
Communication Services	3.2
Real Estate	0.4

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 0.8%
CSL Ltd.	547,051	$72,830,103
Magellan Financial Group Ltd.	2,293,393	43,265,125

TOTAL AUSTRALIA		116,095,228

Bailiwick of Jersey - 1.8%
Ferguson PLC	1,863,395	125,830,044
Glencore Xstrata PLC	7,812,245	31,839,122
Shire PLC	1,607,087	96,989,211

TOTAL BAILIWICK OF JERSEY		254,658,377

Belgium - 1.1%
KBC Groep NV	1,880,228	129,695,091
Umicore SA	482,507	22,729,415

TOTAL BELGIUM		152,424,506

Bermuda - 1.4%
Credicorp Ltd. (United States)	315,700	71,256,647
Hiscox Ltd.	3,557,200	74,022,116
IHS Markit Ltd. (a)	1,078,200	56,637,846

TOTAL BERMUDA		201,916,609

Canada - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,402,681	162,502,605
CCL Industries, Inc. Class B	327,800	13,789,786
Cenovus Energy, Inc. (Canada)	7,622,903	64,506,164
Constellation Software, Inc.	53,866	37,071,772
Fairfax India Holdings Corp. (a)(b)	3,908,200	49,595,058
PrairieSky Royalty Ltd.	151,898	2,307,691
Suncor Energy, Inc.	4,038,900	135,483,933

TOTAL CANADA		465,257,009

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	394,900	56,186,372
ENN Energy Holdings Ltd.	2,825,100	24,010,981
Shenzhou International Group Holdings Ltd.	667,000	7,365,796
Zai Lab Ltd. ADR (a)	524,627	8,582,898

TOTAL CAYMAN ISLANDS		96,146,047

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	484,010	38,085,783
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,683,000	34,683,918
Shanghai International Airport Co. Ltd. (A Shares)	4,446,338	31,583,587
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,545,560	10,636,943

TOTAL CHINA		114,990,231

Denmark - 0.6%
DONG Energy A/S (b)	111,700	7,096,882
Netcompany Group A/S	547,565	18,109,738
NNIT A/S (b)	280,100	7,909,426
Novozymes A/S Series B	973,800	48,121,559
SimCorp A/S	24,317	1,873,549

TOTAL DENMARK		83,111,154

Finland - 0.8%
Nordea Bank ABP (a)	7,271,500	63,242,181
Sampo Oyj (A Shares)	1,235,400	56,894,554

TOTAL FINLAND		120,136,735

France - 7.2%
Aeroports de Paris	210,400	44,063,438
Amundi SA (b)	1,578,013	93,978,149
BNP Paribas SA	2,231,000	116,567,841
Capgemini SA	821,000	100,429,810
Danone SA	297,000	21,031,577
Eiffage SA	286,700	28,063,232
Elis SA	2,225,400	44,942,286
Kering SA	76,919	34,291,339
LVMH Moet Hennessy - Louis Vuitton SA	424,538	128,807,134
Maisons du Monde SA (b)	273,900	6,868,555
Sanofi SA	1,877,832	167,804,142
Societe Generale Series A	1,643,100	60,232,351
SR Teleperformance SA	236,600	39,018,615
Thales SA	375,100	48,008,843
VINCI SA (c)	1,093,500	97,320,811

TOTAL FRANCE		1,031,428,123

Germany - 7.5%
adidas AG	397,402	93,624,414
Allianz SE	200,800	41,830,649
Aumann AG (b)	263,361	13,005,698
Axel Springer Verlag AG	70,492	4,686,770
Bayer AG	1,442,176	110,546,337
Deutsche Borse AG	297,800	37,633,754
Deutsche Post AG	2,201,019	69,497,770
Fresenius SE & Co. KGaA	1,658,500	105,407,342
Hannover Reuck SE	419,400	56,576,479
Linde PLC	742,434	121,806,953
Merck KGaA	82,977	8,892,757
Morphosys AG (a)	120,900	11,201,478
Morphosys AG sponsored ADR	775,673	17,855,992
MTU Aero Engines Holdings AG	70,300	14,953,630
Rational AG	17,189	9,968,190
SAP SE	1,739,489	186,253,164
Scout24 AG (b)	710,100	29,485,446
Symrise AG	819,800	68,861,006
Vonovia SE	967,900	44,312,120
Wirecard AG	146,100	27,370,419

TOTAL GERMANY		1,073,770,368

Hong Kong - 1.8%
AIA Group Ltd.	22,629,800	171,268,451
BOC Hong Kong (Holdings) Ltd.	9,360,500	34,973,782
Techtronic Industries Co. Ltd.	10,608,500	49,647,339

TOTAL HONG KONG		255,889,572

India - 3.7%
Adani Ports & Special Economic Zone Ltd.	6,259,436	26,985,143
Axis Bank Ltd. (a)	4,220,805	33,236,842
Godrej Consumer Products Ltd.	1,268,140	12,428,492
HDFC Bank Ltd.	5,707,097	148,157,750
Housing Development Finance Corp. Ltd.	6,235,447	149,162,583
Kajaria Ceramics Ltd. (a)	11,000	58,629
Kotak Mahindra Bank Ltd.	2,387,505	36,127,315
LIC Housing Finance Ltd.	3,114,373	17,310,962
Reliance Industries Ltd.	7,744,112	111,120,049

TOTAL INDIA		534,587,765

Indonesia - 0.9%
PT Bank Central Asia Tbk	40,781,700	63,442,671
PT Bank Rakyat Indonesia Tbk	290,755,000	60,245,239

TOTAL INDONESIA		123,687,910

Ireland - 2.4%
CRH PLC	2,057,500	61,437,988
DCC PLC (United Kingdom)	385,689	33,104,123
Kerry Group PLC Class A	836,500	85,745,286
Kingspan Group PLC (Ireland)	1,673,900	72,804,205
Ryanair Holdings PLC sponsored ADR (a)	1,112,299	92,098,357

TOTAL IRELAND		345,189,959

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	595,800	66,133,800
Italy - 0.7%
FinecoBank SpA	872,300	9,135,146
Intesa Sanpaolo SpA	19,674,300	43,580,045
Prada SpA	8,521,200	30,099,304
Recordati SpA	550,100	18,642,277

TOTAL ITALY		101,456,772

Japan - 17.0%
Bandai Namco Holdings, Inc.	638,000	22,701,910
Daikin Industries Ltd.	911,600	105,665,311
GMO Internet, Inc.	823,800	11,769,093
Hoya Corp.	3,179,300	180,724,334
Iriso Electronics Co. Ltd.	126,300	5,344,818
Itochu Corp.	1,567,700	29,074,514
Kao Corp.	1,140,100	75,841,991
Keyence Corp.	372,320	182,472,602
Minebea Mitsumi, Inc.	7,428,800	113,645,974
Misumi Group, Inc.	1,449,500	29,109,470
Mitsubishi UFJ Financial Group, Inc.	23,319,000	141,138,081
Morinaga & Co. Ltd.	528,700	21,249,209
Nabtesco Corp.	640,200	14,116,343
Nidec Corp.	640,100	82,200,106
Nintendo Co. Ltd.	39,200	12,238,353
Nissan Chemical Corp.	386,200	18,209,826
Nitori Holdings Co. Ltd.	776,500	101,402,291
NOF Corp.	100,000	2,840,431
Olympus Corp.	1,229,600	40,984,779
ORIX Corp.	11,856,300	193,445,724
Outsourcing, Inc.	1,280,300	16,225,719
PALTAC Corp.	438,800	22,399,858
Panasonic Corp.	1,300,800	13,959,478
Recruit Holdings Co. Ltd.	4,628,500	124,227,052
Renesas Electronics Corp. (a)	5,289,300	28,032,095
Seria Co. Ltd. (c)	179,800	6,063,181
Shin-Etsu Chemical Co. Ltd.	576,800	48,197,708
Shiseido Co. Ltd.	1,045,200	65,947,418
SMC Corp.	208,800	66,895,201
SoftBank Corp.	1,468,300	116,199,528
Sony Corp.	2,866,200	155,109,436
Subaru Corp.	800,300	21,587,850
Sundrug Co. Ltd.	493,700	17,939,203
Suzuki Motor Corp.	1,234,200	61,545,505
Temp Holdings Co., Ltd.	1,014,200	19,306,967
Tsubaki Nakashima Co. Ltd.	567,300	10,457,606
Tsuruha Holdings, Inc.	1,003,900	104,629,450
Welcia Holdings Co. Ltd.	1,487,400	75,928,781
Yahoo! Japan Corp.	6,910,100	21,558,122
Zozo, Inc.	1,746,100	42,076,004

TOTAL JAPAN		2,422,461,322

Korea (South) - 0.3%
Cafe24 Corp. (a)	107,400	10,401,139
LG Chemical Ltd.	107,468	32,683,082

TOTAL KOREA (SOUTH)		43,084,221

Luxembourg - 0.8%
B&M European Value Retail S.A.	17,096,063	91,079,918
Samsonite International SA	8,327,100	23,891,985

TOTAL LUXEMBOURG		114,971,903

Netherlands - 4.3%
Adyen BV (b)	49,983	32,331,824
ASML Holding NV	759,400	130,890,184
Heineken NV (Bearer)	367,200	33,106,363
ING Groep NV (Certificaten Van Aandelen)	3,530,600	41,770,513
Koninklijke Philips Electronics NV	2,382,200	88,846,192
LyondellBasell Industries NV Class A	84,016	7,500,108
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,329,457	178,908,375
Wolters Kluwer NV	1,829,400	103,935,027

TOTAL NETHERLANDS		617,288,586

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	4,872,728	38,474,354
Norway - 1.6%
Equinor ASA	6,914,700	179,884,898
Schibsted ASA (A Shares)	1,550,840	53,737,973

TOTAL NORWAY		233,622,871

South Africa - 0.1%
Capitec Bank Holdings Ltd.	267,300	17,949,913
Spain - 1.9%
Aedas Homes SAU (b)	101,364	2,622,259
Amadeus IT Holding SA Class A	1,505,200	121,352,275
CaixaBank SA (c)	23,209,800	93,923,355
Masmovil Ibercom SA (a)	179,353	23,280,322
Neinor Homes SLU (a)(b)	258,400	4,156,010
Prosegur Cash SA (b)	16,685,574	33,073,102

TOTAL SPAIN		278,407,323

Sweden - 1.8%
Alfa Laval AB	1,318,900	33,681,770
ASSA ABLOY AB (B Shares)	4,382,500	87,171,273
Coor Service Management Holding AB (b)	4,086,300	28,801,446
HEXPOL AB (B Shares)	3,518,000	32,561,438
Indutrade AB	790,900	18,979,215
Swedbank AB (A Shares)	1,560,500	35,145,206
Telefonaktiebolaget LM Ericsson (B Shares)	1,921,100	16,726,554

TOTAL SWEDEN		253,066,902

Switzerland - 4.7%
Credit Suisse Group AG	6,415,863	83,878,857
Julius Baer Group Ltd.	1,239,630	56,533,058
Lonza Group AG	221,677	69,706,703
Roche Holding AG (participation certificate)	813,384	197,947,090
Sig Combibloc Group AG (a)	1,373,900	15,232,058
Sika AG	892,844	114,536,509
Swatch Group AG (Bearer)	122,860	41,573,438
TE Connectivity Ltd.	179,900	13,568,058
UBS Group AG	5,118,487	71,607,488

TOTAL SWITZERLAND		664,583,259

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,472,100	132,287,010
United Kingdom - 15.9%
Admiral Group PLC	1,593,700	41,006,166
Aon PLC	237,900	37,155,222
Ascential PLC	7,800,273	37,568,124
Ashtead Group PLC	12,148	300,536
AstraZeneca PLC (United Kingdom)	2,275,639	174,062,871
Beazley PLC	4,203,700	28,343,468
Big Yellow Group PLC	937,900	10,339,855
BP PLC sponsored ADR	2,221,700	96,355,129
British American Tobacco PLC sponsored ADR	4,363,400	189,371,560
Bunzl PLC	2,979,770	88,020,028
Coca-Cola European Partners PLC	1,052,100	47,860,029
Compass Group PLC	4,429,588	87,193,250
Cranswick PLC	376,246	13,898,520
DS Smith PLC	3,028,109	15,207,308
Halma PLC	1,791,056	30,402,273
Hastings Group Holdings PLC (b)	12,725,078	30,106,875
Indivior PLC (a)	8,140,200	19,597,448
Informa PLC	2,785,793	25,409,873
InterContinental Hotel Group PLC	531,000	27,895,565
ITV PLC	12,415,100	23,636,847
John Wood Group PLC	4,104,800	37,472,327
LivaNova PLC (a)	166,100	18,601,539
Lloyds Banking Group PLC	131,962,100	96,298,030
London Stock Exchange Group PLC	1,820,700	100,419,489
Melrose Industries PLC	21,678,900	46,732,864
Micro Focus International PLC	3,177,195	49,253,565
Ocado Group PLC (a)	232,700	2,543,682
Prudential PLC	9,885,981	197,953,172
Reckitt Benckiser Group PLC	1,830,587	148,028,797
RELX PLC	4,939,899	97,747,735
Rentokil Initial PLC	3,810,500	15,400,777
Smith & Nephew PLC	3,011,400	48,949,876
Spectris PLC	1,318,600	36,135,716
St. James's Place Capital PLC	7,754,100	100,450,930
Standard Chartered PLC (United Kingdom)	5,685,457	39,932,996
Standard Life PLC	16,652,764	57,577,448
Tesco PLC	35,805,719	97,514,210
The Weir Group PLC	2,785,500	56,468,358

TOTAL UNITED KINGDOM		2,271,212,458

United States of America - 6.8%
Alphabet, Inc. Class C (a)	99,203	106,818,814
Amgen, Inc.	520,800	100,405,032
Becton, Dickinson & Co.	206,300	47,552,150
Boston Scientific Corp. (a)	2,117,528	76,527,462
Citigroup, Inc.	1,198,400	78,447,264
Coty, Inc. Class A	4,273,000	45,080,150
DowDuPont, Inc.	363,300	19,589,136
FleetCor Technologies, Inc. (a)	120,000	24,003,600
International Flavors & Fragrances, Inc.	297,400	43,021,884
International Flavors & Fragrances, Inc. (Israel)	31,584	4,560,336
Marsh & McLennan Companies, Inc.	144,047	12,207,983
MasterCard, Inc. Class A	723,700	143,053,779
Microsoft Corp.	135,100	14,430,031
Oceaneering International, Inc. (a)	284,947	5,396,896
Quintiles Transnational Holdings, Inc. (a)	360,200	44,279,386
S&P Global, Inc.	321,400	58,597,648
Visa, Inc. Class A	1,020,300	140,648,355

TOTAL UNITED STATES OF AMERICA		964,619,906

TOTAL COMMON STOCKS
(Cost $11,030,516,204)		13,188,910,193

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	627,700	68,664,942
Jungheinrich AG	484,800	16,088,885
Sartorius AG (non-vtg.)	134,984	19,569,872
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $76,302,976)		104,323,699

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 2.23% (d)	874,641,587	874,816,515
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	175,554,514	175,572,069
TOTAL MONEY MARKET FUNDS
(Cost $1,050,365,851)		1,050,388,584
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $12,157,185,031)		14,343,622,476
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(69,434,476)
NET ASSETS - 100%		$14,274,188,000

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,030,730 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,470,983
Fidelity Securities Lending Cash Central Fund	3,702,220
Total	$10,173,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$425,134,726	$275,138,723	$149,996,003	$--
Consumer Discretionary	1,132,069,614	751,060,211	381,009,403	--
Consumer Staples	1,503,762,741	916,490,373	587,272,368	--
Energy	632,527,087	632,527,087	--	--
Financials	3,464,883,640	2,421,954,025	1,042,929,615	--
Health Care	1,803,527,994	771,990,154	1,031,537,840	--
Industrials	2,052,196,624	1,425,593,919	626,602,705	--
Information Technology	1,589,830,669	1,337,597,386	252,233,283	--
Materials	600,918,700	473,073,178	127,845,522	--
Real Estate	57,274,234	57,274,234	--	--
Utilities	31,107,863	31,107,863	--	--
Money Market Funds	1,050,388,584	1,050,388,584	--	--
Total Investments in Securities:	$14,343,622,476	$10,144,195,737	$4,199,426,739	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$694,766,645
Level 2 to Level 1	$2,068,649,687

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $167,449,786) — See accompanying schedule: Unaffiliated issuers (cost $11,106,819,180)	$13,293,233,892
Fidelity Central Funds (cost $1,050,365,851)	1,050,388,584
Total Investment in Securities (cost $12,157,185,031)		$14,343,622,476
Foreign currency held at value (cost $455,935)		456,027
Receivable for investments sold		60,363,383
Receivable for fund shares sold		46,615,846
Dividends receivable		60,587,438
Distributions receivable from Fidelity Central Funds		1,150,040
Prepaid expenses		31,777
Other receivables		2,820,262
Total assets		14,515,647,249
Liabilities
Payable for investments purchased	$44,643,378
Payable for fund shares redeemed	10,039,183
Accrued management fee	6,584,575
Other affiliated payables	1,759,378
Other payables and accrued expenses	2,884,873
Collateral on securities loaned	175,547,862
Total liabilities		241,459,249
Net Assets		$14,274,188,000
Net Assets consist of:
Paid in capital		$11,328,551,998
Total distributable earnings (loss)		2,945,636,002
Net Assets		$14,274,188,000
Net Asset Value and Maximum Offering Price
Diversified International:
Net Asset Value, offering price and redemption price per share ($9,275,298,576 ÷ 259,685,883 shares)		$35.72
Class K:
Net Asset Value, offering price and redemption price per share ($4,998,889,424 ÷ 140,115,318 shares)		$35.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$383,493,275
Income from Fidelity Central Funds		10,173,203
Income before foreign taxes withheld		393,666,478
Less foreign taxes withheld		(35,520,671)
Total income		358,145,807
Expenses
Management fee
Basic fee	$115,895,597
Performance adjustment	(8,804,399)
Transfer agent fees	20,666,926
Accounting and security lending fees	2,091,606
Custodian fees and expenses	2,028,086
Independent trustees' fees and expenses	88,278
Registration fees	96,020
Audit	117,125
Legal	52,385
Miscellaneous	131,291
Total expenses before reductions	132,362,915
Expense reductions	(2,722,337)
Total expenses after reductions		129,640,578
Net investment income (loss)		228,505,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,831,038,559
Fidelity Central Funds	45,947
Foreign currency transactions	(3,832,936)
Total net realized gain (loss)		1,827,251,570
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,897,453)	(3,416,875,425)
Fidelity Central Funds	(20,420)
Assets and liabilities in foreign currencies	(556,046)
Total change in net unrealized appreciation (depreciation)		(3,417,451,891)
Net gain (loss)		(1,590,200,321)
Net increase (decrease) in net assets resulting from operations		$(1,361,695,092)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,505,229	$220,004,102
Net realized gain (loss)	1,827,251,570	1,655,511,842
Change in net unrealized appreciation (depreciation)	(3,417,451,891)	1,955,253,295
Net increase (decrease) in net assets resulting from operations	(1,361,695,092)	3,830,769,239
Distributions to shareholders	(992,277,149)	–
Distributions to shareholders from net investment income	–	(223,211,879)
Distributions to shareholders from net realized gain	–	(38,126,771)
Total distributions	(992,277,149)	(261,338,650)
Share transactions - net increase (decrease)	(3,220,213,051)	(3,320,742,656)
Redemption fees	–	26,003
Total increase (decrease) in net assets	(5,574,185,292)	248,713,936
Net Assets
Beginning of period	19,848,373,292	19,599,659,356
End of period	$14,274,188,000	$19,848,373,292
Other Information
Undistributed net investment income end of period		$198,580,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.39	$34.28	$36.07	$36.22	$35.89
Income from Investment Operations
Net investment income (loss)A	.50	.41	.39	.36	.60B
Net realized and unrealized gain (loss)	(4.05)	7.15	(1.71)	.80	.28
Total from investment operations	(3.55)	7.56	(1.32)	1.16	.88
Distributions from net investment income	(.43)	(.38)	(.33)C	(.40)	(.32)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)
Total distributions	(2.12)	(.45)	(.47)	(1.31)D	(.55)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$35.72	$41.39	$34.28	$36.07	$36.22
Total ReturnF	(9.05)%	22.38%	(3.70)%	3.29%	2.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%	.94%	1.05%	1.00%	.93%
Expenses net of fee waivers, if any	.80%	.94%	1.05%	.99%	.93%
Expenses net of all reductions	.79%	.93%	1.05%	.99%	.92%
Net investment income (loss)	1.27%	1.10%	1.15%	.98%	1.65%B
Supplemental Data
Net assets, end of period (000 omitted)	$9,275,299	$11,349,633	$10,990,703	$13,059,983	$13,781,306
Portfolio turnover rateI	30%J	37%J	24%J	31%J	39%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.35	$34.25	$36.04	$36.20	$35.87
Income from Investment Operations
Net investment income (loss)A	.55	.45	.44	.40	.65B
Net realized and unrealized gain (loss)	(4.05)	7.15	(1.71)	.80	.28
Total from investment operations	(3.50)	7.60	(1.27)	1.20	.93
Distributions from net investment income	(.48)	(.43)	(.38)C	(.45)	(.37)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)
Total distributions	(2.17)	(.50)	(.52)	(1.36)D	(.60)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$35.68	$41.35	$34.25	$36.04	$36.20
Total ReturnF	(8.95)%	22.55%	(3.57)%	3.40%	2.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%	.82%	.92%	.87%	.80%
Expenses net of fee waivers, if any	.69%	.81%	.92%	.87%	.80%
Expenses net of all reductions	.67%	.81%	.92%	.86%	.79%
Net investment income (loss)	1.39%	1.22%	1.28%	1.10%	1.78%B
Supplemental Data
Net assets, end of period (000 omitted)	$4,998,889	$8,498,740	$8,608,956	$10,143,540	$11,134,431
Portfolio turnover rateI	30%J	37%J	24%J	31%J	39%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,050,969 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,961,313,286
Gross unrealized depreciation	(906,360,887)
Net unrealized appreciation (depreciation)	$2,054,952,399
Tax Cost	$12,288,670,077

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$160,266,162
Undistributed long-term capital gain	$733,529,456
Net unrealized appreciation (depreciation) on securities and other investments	$2,053,891,353

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$221,765,143	$ 261,338,650
Long-term Capital Gains	770,512,006	–
Total	$992,277,149	$ 261,338,650

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,171,526,763 and $6,902,318,684, respectively.

Redemptions In-Kind. During the period, 64,249,823 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $2,569,847,364. The net realized gain of $907,269,340 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 42,309,077 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $1,506,770,841. The Fund had a net realized gain of $488,334,715 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Diversified International	$17,624,257.16
Class K	3,042,669.05
	$20,666,926

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $32,529 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,219,500 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $252,875,067. The Fund had a net realized gain of $95,146,213 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $49,236 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,702,220. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,526,068 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,241.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $191,028.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Diversified International	$578,499,998	$–
Class K	413,777,151	–
Total	$992,277,149	$–
From net investment income
Diversified International	$–	$117,261,561
Class K	–	105,950,318
Total	$–	$223,211,879
From net realized gain
Diversified International	$–	$21,125,448
Class K	–	17,001,323
Total	$–	$38,126,771

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Diversified International
Shares sold	29,835,455	29,659,523	$1,174,373,008	$1,086,343,758
Reinvestment of distributions	13,661,964	3,851,054	537,871,482	128,009,018
Shares redeemed	(57,997,016)(a)	(79,920,304)(b)	(2,309,553,360)(a)	(2,857,242,109)(b)
Net increase (decrease)	(14,499,597)	(46,409,727)	$(597,308,870)	$(1,642,889,333)
Class K
Shares sold	29,277,888	40,529,599	$1,163,459,637	$1,505,583,540
Reinvestment of distributions	10,532,806	3,707,830	413,728,634	122,951,641
Shares redeemed	(105,246,564)(a)	(90,053,301)(b)	(4,200,092,452)(a)	(3,306,388,504)(b)
Net increase (decrease)	(65,435,870)	(45,815,872)	$(2,622,904,181)	$(1,677,853,323)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the "Fund"), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Diversified International	.77%
Actual		$1,000.00	$901.30	$3.69
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class K	.64%
Actual		$1,000.00	$901.90	$3.07
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Diversified International Fund
Diversified International	12/10/18	12/07/18	$0.428	$1.890
Class K	12/10/18	12/07/18	$0.473	$1.890

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $870,816,242, or, if subsequently determined to be different, the net capital gain of such year.

Diversified International designates 9%; Class K designates 8%; of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Diversified International and Class K designate 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Diversified International Fund
Diversified International	12/11/17	$0.5088	$0.0498
Class K	12/11/17	$0.5558	$0.0498

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Diversified International Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

DIF-K-ANN-1218
1.863005.110

Fidelity® Overseas Fund Class K Annual Report October 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	(7.13)%	4.97%	8.18%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Overseas Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Overseas Fund - Class K on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$21,951	Fidelity® Overseas Fund - Class K
$19,780	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tensions, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Portfolio Manager Vincent Montemaggiore:  For the fiscal year, the fund’s share classes returned roughly -7%, trailing the -6.65% return of the benchmark MSCI EAFE Index. Versus the benchmark, security selection within consumer staples was the biggest detractor, though picks in health care and a sizable underweighting in the strong-performing energy sector, also weighed on relative results. Geographically, our investment choices in the U.K. notably detracted. Among stocks, our sizable overweighting in enterprise software provider Micro Focus International was the largest relative detractor. A recent acquisition proved challenging, with revenue declining faster than anticipated amid heavy sales-force attrition. The fund’s out-of-benchmark stake in Conviviality, another U.K.-based holding and distributor of alcoholic beverages, also hurt, as did overweighting Germany-based drugmaker and chemical company Bayer. Conversely, stock selection in communication services, information technology, materials and industrials all bolstered relative performance. By region, non-benchmark exposure to the United States and stock selection in continental Europe added value. The top individual relative contributor was an out-of-benchmark position in Japan-based Nakanishi, a manufacturer of dental equipment. Non-benchmark exposure to LivaNova, a London-based maker of medical devices, as well as an overweighting in Edenred, a France-based company providing payment solutions, also aided results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
United Kingdom	21.7%
Japan	17.5%
France	9.7%
Germany	8.4%
United States of America*	8.3%
Switzerland	6.4%
Netherlands	3.3%
Spain	3.2%
Ireland	3.0%
Other	18.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks	97.1
Short-Term Investments and Net Other Assets (Liabilities)	2.9

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
SAP SE (Germany, Software)	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Diageo PLC (United Kingdom, Beverages)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.3
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3
Sanofi SA (France, Pharmaceuticals)	1.3
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.3
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	1.2
14.2

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.7
Industrials	16.5
Health Care	14.9
Information Technology	11.0
Consumer Staples	10.5
Consumer Discretionary	7.4
Materials	6.8
Communication Services	4.1
Energy	3.2

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.8%
Adelaide Brighton Ltd.	6,442,640	$25,868,556
Aub Group Ltd.	2,726,553	26,007,991

TOTAL AUSTRALIA		51,876,547

Austria - 0.6%
Erste Group Bank AG	978,300	39,890,574
Bailiwick of Jersey - 1.0%
Ferguson PLC	615,161	41,540,165
Sanne Group PLC	3,785,354	27,095,261

TOTAL BAILIWICK OF JERSEY		68,635,426

Belgium - 1.1%
KBC Groep NV	1,077,554	74,327,935
Bermuda - 2.1%
Credicorp Ltd. (United States)	177,600	40,086,096
Hiscox Ltd.	2,503,600	52,097,653
IHS Markit Ltd. (a)	938,300	49,288,899

TOTAL BERMUDA		141,472,648

Canada - 0.7%
Constellation Software, Inc.	72,000	49,551,992
Cayman Islands - 0.2%
ZTO Express (Cayman), Inc. sponsored ADR	752,521	12,205,891
Denmark - 1.4%
DSV de Sammensluttede Vognmaend A/S	665,200	53,483,417
Netcompany Group A/S	637,687	21,090,363
NNIT A/S (b)	688,597	19,444,510

TOTAL DENMARK		94,018,290

France - 9.7%
ALTEN (c)	386,035	37,231,202
Amundi SA (b)	572,606	34,101,400
Capgemini SA	570,433	69,778,901
Compagnie de St. Gobain	1,045,218	39,374,850
Danone SA	998,900	70,735,495
Edenred SA	1,696,600	64,433,058
Elior SA	1,094,400	15,779,754
Elis SA	6,716	135,631
LVMH Moet Hennessy - Louis Vuitton SA	283,263	85,943,532
Sanofi SA	981,181	87,678,895
SR Teleperformance SA	311,100	51,304,696
Total SA	1,822,360	106,927,746

TOTAL FRANCE		663,425,160

Germany - 7.5%
adidas AG	243,842	57,447,029
Axel Springer Verlag AG	668,042	44,415,811
Bayer AG	938,188	71,914,418
Deutsche Post AG	1,889,247	59,653,485
Fresenius Medical Care AG & Co. KGaA	513,236	40,297,498
Fresenius SE & Co. KGaA	980,196	62,297,169
Hannover Reuck SE	353,700	47,713,640
SAP SE	999,345	107,003,360
Scout24 AG (b)	482,800	20,047,280

TOTAL GERMANY		510,789,690

Hong Kong - 1.3%
AIA Group Ltd.	11,761,400	89,013,458
India - 0.7%
Axis Bank Ltd. (a)	3,318,035	26,127,955
HDFC Bank Ltd. sponsored ADR	286,600	25,481,606

TOTAL INDIA		51,609,561

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	165,352,600	34,261,516
Ireland - 3.0%
CRH PLC	881,600	26,325,021
DCC PLC (United Kingdom)	648,812	55,688,267
Kerry Group PLC Class A	539,448	55,296,023
Kingspan Group PLC (Ireland)	739,780	32,175,814
United Drug PLC (United Kingdom)	4,165,303	33,648,251

TOTAL IRELAND		203,133,376

Italy - 1.3%
Banca Generali SpA	356,218	6,871,100
FinecoBank SpA	1,981,500	20,751,223
Prada SpA	7,066,000	24,959,124
Recordati SpA	1,127,300	38,202,943

TOTAL ITALY		90,784,390

Japan - 17.5%
AEON Financial Service Co. Ltd.	1,642,500	32,257,544
Daiichikosho Co. Ltd.	647,500	29,840,032
Daikin Industries Ltd.	314,400	36,442,709
Elecom Co. Ltd.	349,200	8,287,833
Hoya Corp.	1,601,000	91,007,347
Iriso Electronics Co. Ltd.	576,800	24,409,270
Keyence Corp.	125,780	61,644,295
KH Neochem Co. Ltd.	1,404,800	39,840,121
Miroku Jyoho Service Co., Ltd.	1,016,800	19,194,257
Misumi Group, Inc.	328,100	6,589,042
Mitsubishi UFJ Financial Group, Inc.	12,071,400	73,062,062
Morinaga & Co. Ltd.	492,700	19,802,318
Nabtesco Corp.	771,100	17,002,675
Nakanishi, Inc.	2,384,400	55,851,192
Nissan Chemical Corp.	652,300	30,756,783
Nitori Holdings Co. Ltd.	349,500	45,640,825
NOF Corp.	940,200	26,705,730
OBIC Co. Ltd.	547,000	49,835,246
Olympus Corp.	1,330,900	44,361,290
ORIX Corp.	5,117,400	83,494,779
Otsuka Corp.	967,700	32,160,899
PALTAC Corp.	489,100	24,967,572
Recruit Holdings Co. Ltd.	2,291,600	61,505,609
S Foods, Inc.	610,200	24,632,968
SMC Corp.	141,400	45,301,635
Sundrug Co. Ltd.	550,000	19,984,934
Suzuki Motor Corp.	768,700	38,332,547
Temp Holdings Co., Ltd.	1,682,900	32,036,772
Tsuruha Holdings, Inc.	404,600	42,168,618
USS Co. Ltd.	1,668,400	30,119,474
Welcia Holdings Co. Ltd.	1,038,300	53,003,128

TOTAL JAPAN		1,200,239,506

Kenya - 0.3%
Safaricom Ltd.	97,623,300	22,230,575
Korea (South) - 0.3%
LG Chemical Ltd.	71,240	21,665,451
Netherlands - 3.3%
Adyen BV (b)	9,600	6,209,822
Grandvision NV (b)	1,249,800	31,624,191
Heineken NV (Bearer)	613,100	55,276,446
IMCD Group BV	1,047,578	71,133,026
Koninklijke Philips Electronics NV	1,692,645	63,128,647

TOTAL NETHERLANDS		227,372,132

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	30,961,180
Trade Maine Group Ltd.	7,426,198	23,502,933

TOTAL NEW ZEALAND		54,464,113

Norway - 1.9%
Equinor ASA	3,211,459	83,545,631
Schibsted ASA (A Shares)	1,379,800	47,811,286

TOTAL NORWAY		131,356,917

Spain - 3.2%
Amadeus IT Holding SA Class A	758,730	61,170,350
CaixaBank SA (c)	14,075,816	56,960,761
Grifols SA ADR	2,684,937	54,826,414
Masmovil Ibercom SA (a)	114,890	14,912,916
Prosegur Cash SA (b)	15,610,356	30,941,872

TOTAL SPAIN		218,812,313

Sweden - 2.9%
Addlife AB	839,841	19,272,617
Alfa Laval AB	986,050	25,181,522
HEXPOL AB (B Shares)	4,020,852	37,215,668
Indutrade AB	1,920,923	46,096,358
Swedbank AB (A Shares)	3,042,523	68,522,971

TOTAL SWEDEN		196,289,136

Switzerland - 6.4%
Credit Suisse Group AG	3,994,641	52,224,607
Julius Baer Group Ltd.	843,159	38,452,084
Kaba Holding AG (B Shares) (Reg.) (c)	50,195	36,232,701
Lonza Group AG	206,492	64,931,754
Roche Holding AG (participation certificate)	569,128	138,504,359
Sika AG	391,927	50,277,484
UBS Group AG	4,398,787	61,538,906

TOTAL SWITZERLAND		442,161,895

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,162,000	38,731,202
United Kingdom - 21.7%
Admiral Group PLC	1,870,200	48,120,556
Ascential PLC	8,887,887	42,806,353
Beazley PLC	5,153,400	34,746,825
British American Tobacco PLC (United Kingdom)	1,832,460	79,437,633
Cineworld Group PLC	14,248,039	53,652,091
Compass Group PLC	3,239,794	63,773,012
Conviviality PLC (d)	5,450,078	70
Cranswick PLC	801,170	29,595,204
Dechra Pharmaceuticals PLC	785,595	22,954,813
Diageo PLC	2,579,000	89,159,932
Diploma PLC	2,211,136	37,165,504
Halma PLC	2,384,970	40,483,664
Hastings Group Holdings PLC (b)	8,060,163	19,069,928
Hilton Food Group PLC	2,135,189	25,163,211
InterContinental Hotel Group PLC	943,400	49,560,594
Intertek Group PLC	720,045	43,146,548
James Fisher and Sons PLC	1,005,258	21,766,558
John Wood Group PLC	2,834,592	25,876,719
JTC PLC	2,888,200	12,367,186
LivaNova PLC (a)	296,629	33,219,482
London Stock Exchange Group PLC	1,233,130	68,012,459
Melrose Industries PLC	3,500,863	7,546,755
Micro Focus International PLC	1,627,923	25,236,415
Mondi PLC	1,568,100	36,970,151
Prudential PLC	3,890,071	77,893,321
Reckitt Benckiser Group PLC	1,096,424	88,661,356
Rentokil Initial PLC	9,621,600	38,887,317
Rio Tinto PLC	1,178,154	57,200,287
Rolls-Royce Holdings PLC	3,236,492	34,708,763
Rotork PLC	8,734,106	33,469,475
Schroders PLC	385,533	13,206,726
Spectris PLC	1,434,344	39,307,635
St. James's Place Capital PLC	3,946,863	51,129,862
Standard Life PLC	8,566,461	29,618,804
The Weir Group PLC	1,958,200	39,697,124
Ultra Electronics Holdings PLC	1,340,794	24,644,486
Victrex PLC	907,931	30,776,922
Volution Group PLC	9,088,967	20,098,305

TOTAL UNITED KINGDOM		1,489,132,046

United States of America - 5.4%
Alphabet, Inc. Class C (a)	30,393	32,726,271
Boston Scientific Corp. (a)	1,413,700	51,091,118
International Flavors & Fragrances, Inc.	231,195	33,444,669
International Flavors & Fragrances, Inc. (Israel)	95,117	13,733,710
Marsh & McLennan Companies, Inc.	588,900	49,909,275
Moody's Corp.	292,300	42,523,804
S&P Global, Inc.	348,441	63,527,763
Sherwin-Williams Co.	111,300	43,793,211
Worldpay, Inc. (a)	456,600	41,934,144

TOTAL UNITED STATES OF AMERICA		372,683,965

TOTAL COMMON STOCKS
(Cost $5,843,867,778)		6,590,135,705

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	554,944	60,706,066
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	143,694,432	183,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $56,093,831)		60,889,736

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 2.23% (e)	254,742,826	254,793,774
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	71,450,945	71,458,090
TOTAL MONEY MARKET FUNDS
(Cost $326,251,864)		326,251,864
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $6,226,213,473)		6,977,277,305
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(125,429,622)
NET ASSETS - 100%		$6,851,847,683

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,439,003 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,167,490
Fidelity Securities Lending Cash Central Fund	2,365,560
Total	$3,533,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$288,395,335	$288,395,335	$--	$--
Consumer Discretionary	503,856,478	379,580,399	124,276,079	--
Consumer Staples	713,623,402	385,628,916	327,994,416	70
Energy	216,350,096	109,422,350	106,927,746	--
Financials	1,551,409,503	1,252,816,668	298,592,835	--
Health Care	1,023,593,897	515,411,621	508,182,276	--
Industrials	1,125,914,836	894,229,420	231,685,416	--
Information Technology	753,308,130	582,337,153	170,970,977	--
Materials	474,573,764	360,291,673	114,282,091	--
Money Market Funds	326,251,864	326,251,864	--	--
Total Investments in Securities:	$6,977,277,305	$5,094,365,399	$1,882,911,836	$70

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$345,754,342
Level 2 to Level 1	$916,928,196

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $68,281,363) — See accompanying schedule: Unaffiliated issuers (cost $5,899,961,609)	$6,651,025,441
Fidelity Central Funds (cost $326,251,864)	326,251,864
Total Investment in Securities (cost $6,226,213,473)		$6,977,277,305
Receivable for investments sold		40,995,005
Receivable for fund shares sold		86,401,010
Dividends receivable		26,172,107
Distributions receivable from Fidelity Central Funds		246,205
Prepaid expenses		14,121
Other receivables		600,350
Total assets		7,131,706,103
Liabilities
Payable to custodian bank	$61,386
Payable for investments purchased	194,766,847
Payable for fund shares redeemed	7,581,053
Accrued management fee	4,159,311
Other affiliated payables	1,005,784
Other payables and accrued expenses	817,484
Collateral on securities loaned	71,466,555
Total liabilities		279,858,420
Net Assets		$6,851,847,683
Net Assets consist of:
Paid in capital		$5,758,733,606
Total distributable earnings (loss)		1,093,114,077
Net Assets		$6,851,847,683
Net Asset Value and Maximum Offering Price
Overseas:
Net Asset Value, offering price and redemption price per share ($5,825,756,648 ÷ 126,526,889 shares)		$46.04
Class K:
Net Asset Value, offering price and redemption price per share ($1,026,091,035 ÷ 22,317,544 shares)		$45.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$188,805,729
Income from Fidelity Central Funds		3,533,050
Income before foreign taxes withheld		192,338,779
Less foreign taxes withheld		(16,171,173)
Total income		176,167,606
Expenses
Management fee
Basic fee	$50,790,352
Performance adjustment	8,379,007
Transfer agent fees	10,749,183
Accounting and security lending fees	1,689,727
Custodian fees and expenses	898,145
Independent trustees' fees and expenses	38,286
Registration fees	136,895
Audit	86,557
Legal	21,245
Interest	23,248
Miscellaneous	52,008
Total expenses before reductions	72,864,653
Expense reductions	(833,020)
Total expenses after reductions		72,031,633
Net investment income (loss)		104,135,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,186,200
Fidelity Central Funds	(17,834)
Foreign currency transactions	(1,863,296)
Total net realized gain (loss)		253,305,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(873,587,045)
Fidelity Central Funds	11,865
Assets and liabilities in foreign currencies	(290,293)
Total change in net unrealized appreciation (depreciation)		(873,865,473)
Net gain (loss)		(620,560,403)
Net increase (decrease) in net assets resulting from operations		$(516,424,430)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,135,973	$85,275,934
Net realized gain (loss)	253,305,070	136,914,624
Change in net unrealized appreciation (depreciation)	(873,865,473)	1,248,492,417
Net increase (decrease) in net assets resulting from operations	(516,424,430)	1,470,682,975
Distributions to shareholders	(89,089,141)	–
Distributions to shareholders from net investment income	–	(95,770,528)
Distributions to shareholders from net realized gain	–	(6,822,064)
Total distributions	(89,089,141)	(102,592,592)
Share transactions - net increase (decrease)	(528,598,495)	1,304,095,173
Redemption fees	–	11,066
Total increase (decrease) in net assets	(1,134,112,066)	2,672,196,622
Net Assets
Beginning of period	7,985,959,749	5,313,763,127
End of period	$6,851,847,683	$7,985,959,749
Other Information
Undistributed net investment income end of period		$82,288,871

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Overseas Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$50.18	$40.73	$41.56	$39.02	$39.22
Income from Investment Operations
Net investment income (loss)A	.68	.58	.75B	.52	.77C
Net realized and unrealized gain (loss)	(4.27)	9.65	(1.15)	2.69	(.28)
Total from investment operations	(3.59)	10.23	(.40)	3.21	.49
Distributions from net investment income	(.52)	(.72)	(.43)	(.67)	(.51)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)
Total distributions	(.55)	(.78)D	(.43)E	(.67)	(.69)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F
Net asset value, end of period	$46.04	$50.18	$40.73	$41.56	$39.02
Total ReturnG	(7.23)%	25.63%	(.97)%	8.34%	1.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%	1.00%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	.97%	1.00%	1.03%	1.04%	1.04%
Expenses net of all reductions	.96%	1.00%	1.03%	1.03%	1.04%
Net investment income (loss)	1.35%	1.30%	1.88%H	1.28%	1.93%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,825,757	$6,828,078	$4,569,084	$3,844,290	$2,738,667
Portfolio turnover rateJ	33%	26%K	33%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$50.11	$40.67	$41.49	$38.96	$39.17
Income from Investment Operations
Net investment income (loss)A	.73	.64	.80B	.57	.82C
Net realized and unrealized gain (loss)	(4.26)	9.62	(1.14)	2.68	(.28)
Total from investment operations	(3.53)	10.26	(.34)	3.25	.54
Distributions from net investment income	(.57)	(.77)	(.47)	(.72)	(.58)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)
Total distributions	(.60)	(.82)	(.48)	(.72)	(.75)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$45.98	$50.11	$40.67	$41.49	$38.96
Total ReturnF	(7.13)%	25.80%	(.85)%	8.47%	1.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%	.89%	.91%	.91%	.90%
Expenses net of fee waivers, if any	.86%	.89%	.91%	.91%	.90%
Expenses net of all reductions	.85%	.88%	.90%	.90%	.90%
Net investment income (loss)	1.46%	1.42%	2.00%G	1.40%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,026,091	$1,157,882	$744,679	$691,585	$626,817
Portfolio turnover rateI	33%	26%J	33%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $392,074 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,126,112,493
Gross unrealized depreciation	(386,461,335)
Net unrealized appreciation (depreciation)	$739,651,158
Tax Cost	$6,237,626,147

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$97,422,444
Undistributed long-term capital gain	$256,694,922
Net unrealized appreciation (depreciation) on securities and other investments	$739,388,787

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$89,089,141	$ 102,592,592

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,468,136,118 and $3,058,005,551, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $257,590,200 in exchange for 5,518,213 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Overseas	$10,213,574.16
Class K	535,609.05
	$10,749,183

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,660 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$18,373,800	1.79%	$22,792

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,142 and is reflected in Miscellaneous expenses on the Statement of Operations. Interest is charged to the Fund based on its borrowing at a rate equal to .75% plus the higher of the Federal Funds Rate or one-month LIBOR. The Fund's average daily loan balance during the period for which loans were outstanding amounted to $6,700,000. The weighted average interest rate and interest expense was 2.45% and $456, respectively. At period end, there were no borrowings outstanding.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,365,560. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $747,154 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,236.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $79,630.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Overseas	$74,926,544	$–
Class K	14,162,597	–
Total	$89,089,141	$–
From net investment income
Overseas	$–	$81,032,285
Class K	–	14,738,243
Total	$–	$95,770,528
From net realized gain
Overseas	$–	$5,828,046
Class K	–	994,018
Total	$–	$6,822,064

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Overseas
Shares sold	29,404,571	43,630,558(a)	$1,465,217,884	$1,962,017,751(a)
Reinvestment of distributions	1,397,531	2,111,926	69,429,338	82,914,195
Shares redeemed	(40,342,442)	(21,850,358)	(2,020,744,759)	(954,218,064)
Net increase (decrease)	(9,540,340)	23,892,126	$(486,097,537)	$1,090,713,882
Class K
Shares sold	6,397,391	9,782,877	$319,720,787	$437,887,827
Reinvestment of distributions	285,767	401,743	14,162,597	15,732,261
Shares redeemed	(7,474,394)	(5,385,134)	(376,384,342)	(240,238,797)
Net increase (decrease)	(791,236)	4,799,486	$(42,500,958)	$213,381,291

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Investment Trust and Shareholders of Fidelity Overseas Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Overseas Fund (one of the funds constituting Fidelity Investment Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Overseas	.95%
Actual		$1,000.00	$908.60	$4.57
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Class K	.83%
Actual		$1,000.00	$909.20	$3.99
Hypothetical-C		$1,000.00	$1,021.02	$4.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Overseas Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Overseas Fund
Overseas	12/10/18	12/07/18	$0.678	$1.744
Class K	12/10/18	12/07/18	$0.733	$1.744

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $256,694,922 or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Overseas Fund and Class K designate 2% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Overseas Fund and Class K designate 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Overseas Fund
Overseas	12/11/17	$0.6076	$0.0566
Class K	12/11/17	$0.6596	$0.0566

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Overseas Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

OVE-K-ANN-1218
1.863319.110

Fidelity Advisor® Worldwide Fund - Class A, Class M, Class C, Class I and Class Z Annual Report October 31, 2018 Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Worldwide Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.02)%	5.93%	10.06%
Class M (incl. 3.50% sales charge)	0.02%	6.12%	10.02%
Class C (incl. contingent deferred sales charge)	2.15%	6.37%	9.90%
Class I	4.22%	7.49%	11.00%
Class Z	4.26%	7.50%	11.01%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Worldwide Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class M shares bear a 0.50% 12b-1 fee. The initial offering of Class M shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Worldwide Fund, the original class of the fund, which has no 12b-1 fee. Had Class M's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009, are those of Fidelity® Worldwide Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to February 19, 2009, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Worldwide Fund, the original class of the fund.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I. Returns between February 19, 2009 and October 2, 2018, are those of Class I. Returns prior to February 19, 2009, are those of the Fidelity® Worldwide Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Worldwide Fund - Class A on October 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

See above for additional information regarding the performance of Class A.

Period Ending Values
$26,071	Fidelity Advisor® Worldwide Fund - Class A
$27,101	MSCI World Index

Management's Discussion of Fund Performance

Market Recap:  Global equities returned -0.14% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) Index. A modestly positive first half of the period gave way to a confluence of negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -4% second-half return. The index lost 7.5% in October alone, its largest monthly drop in more than six years. Among sectors, economically sensitive materials (-8%), financials (-6%) and industrials (-5%) stocks suffered from concerns about slowing growth in some key markets. Rising interest rates in the U.S. exerted pressure on real estate (-4%) and utilities (-2%). Conversely, information technology (+9%) benefited from better-than-expected earnings from some major index constituents. Stable profit growth helped health care (+8%) perform well, while elevated crude-oil prices supported energy (+5%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%). The U.S. (+7%) was the only region with a positive return, helped by steady economic and corporate profit growth.

Comments from William Kennedy, Lead Portfolio Manager and manager of the non-U.S. equity subportfolio, and Stephen DuFour, Co-Manager and manager of the U.S. equity subportfolio:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained about 4%, beating the 1.59% return of the benchmark MSCI World Index. Stock picks in the U.S. and the top-performing information technology sector gave the biggest boost by far to relative performance. Security selection in the financials and industrials sectors also helped. Individual standouts included U.S.-based software & services companies Square, which does payments processing; Adobe, which focuses on desktop publishing; and Intuit, known for its Quickbooks® bookkeeping and TurboTax® tax preparation products. Elsewhere, shares of U.S.-based health insurer Humana benefited from the company’s exposure to Medicare supplement plans. Cost controls and favorable pricing trends also helped. Adobe, Intuit and Humana were top holdings and overweightings at period end. By contrast, a non-benchmark stake in emerging markets, along with stock picks in consumer discretionary, consumer staples and communication services, hindered relative performance. Individual detractors included consumer technology leader Apple and discount retailing giant Walmart, largely because the fund was underexposed to each when the stock rallied most. The fund did not own Walmart at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
United States of America*	62.9%
Japan	6.4%
United Kingdom	6.4%
Germany	4.0%
Switzerland	3.2%
France	3.0%
Ireland	2.2%
Netherlands	2.0%
Spain	1.4%
Other	8.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	91.4
Short-Term Investments and Net Other Assets (Liabilities)	8.6

Top Ten Stocks as of October 31, 2018

% of fund's net assets
AstraZeneca PLC (United Kingdom, Pharmaceuticals)	3.1
Microsoft Corp. (United States of America, Software)	3.0
Humana, Inc. (United States of America, Health Care Providers & Services)	3.0
PayPal Holdings, Inc. (United States of America, IT Services)	2.9
Adobe, Inc. (United States of America, Software)	2.9
Intuit, Inc. (United States of America, Software)	2.9
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	2.9
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.9
MasterCard, Inc. Class A (United States of America, IT Services)	2.6
Visa, Inc. Class A (United States of America, IT Services)	2.4
28.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	28.0
Health Care	19.8
Consumer Discretionary	8.8
Industrials	7.7
Financials	7.6
Consumer Staples	5.3
Energy	4.7
Real Estate	2.8
Communication Services	2.7
Materials	1.6

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Australia - 0.4%
Bapcor Ltd. (a)	831,321	$4,020,821
Blue Sky Alternative Investments Ltd.(b)	254,244	217,852
Inghams Group Ltd. (a)	513,123	1,417,135
Magellan Financial Group Ltd.	81,493	1,537,375
National Storage (REIT) unit	1,830,453	2,210,081
Rio Tinto Ltd.	263	14,229

TOTAL AUSTRALIA		9,417,493

Austria - 0.6%
Erste Group Bank AG	167,900	6,846,190
Wienerberger AG	252,200	5,804,496

TOTAL AUSTRIA		12,650,686

Bailiwick of Jersey - 0.1%
Glencore Xstrata PLC	405,468	1,652,501
Belgium - 0.4%
KBC Groep NV	125,664	8,668,100
Bermuda - 0.2%
Hiscox Ltd.	258,027	5,369,309
Canada - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	95,000	4,536,936
Cenovus Energy, Inc. (Canada)	228,100	1,930,217
Constellation Software, Inc.	6,200	4,266,977
Shopify, Inc. (a)(b)	48,000	6,631,200
Suncor Energy, Inc.	209,700	7,034,336

TOTAL CANADA		24,399,666

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	27,400	3,898,472
ENN Energy Holdings Ltd.	301,500	2,562,497
Meituan Dianping Class B	369,166	2,148,068

TOTAL CAYMAN ISLANDS		8,609,037

China - 0.1%
Qingdao Port International Co. Ltd. (b)(c)	876,000	513,852
Shanghai International Airport Co. Ltd. (A Shares)	212,329	1,508,232

TOTAL CHINA		2,022,084

Denmark - 0.5%
Netcompany Group A/S	83,500	2,761,614
NNIT A/S (c)	150,414	4,247,370
Novo Nordisk A/S Series B	67,280	2,905,592
Novozymes A/S Series B	25,100	1,240,348

TOTAL DENMARK		11,154,924

Finland - 0.1%
Sampo Oyj (A Shares)	72,300	3,329,672
France - 3.0%
ALTEN	29,500	2,845,132
Capgemini SA	63,400	7,755,481
Cegedim SA (b)	39,210	981,488
Elis SA	152,000	3,069,663
LVMH Moet Hennessy - Louis Vuitton SA	22,839	6,929,477
Sartorius Stedim Biotech	25,200	3,128,289
SMCP S.A.S. (c)	47,694	1,129,031
Societe Generale Series A	131,500	4,820,494
Thales SA	38,700	4,953,192
Total SA (a)	362,209	21,252,767
VINCI SA (a)	107,600	9,576,332

TOTAL FRANCE		66,441,346

Germany - 4.0%
adidas AG	41,769	9,840,409
Akasol AG	27,300	1,260,045
Allianz SE	36,000	7,499,519
Aumann AG (c)	8,815	435,316
Deutsche Borse AG	9,362	1,183,100
Deutsche Post AG	210,575	6,648,963
Fresenius SE & Co. KGaA	112,600	7,156,386
Instone Real Estate Group BV (c)	74,900	1,756,943
JOST Werke AG (c)	14,800	516,307
Linde PLC	49,434	8,110,357
MTU Aero Engines Holdings AG	35,800	7,615,078
Muenchener Rueckversicherungs AG	16,500	3,549,923
Nexus AG	46,000	1,255,656
Rational AG	3,670	2,128,295
Rheinmetall AG	25,100	2,175,995
SAP SE	147,484	15,791,627
Vonovia SE	90,900	4,161,558
WashTec AG	65,318	5,038,204
Wirecard AG	23,000	4,308,827

TOTAL GERMANY		90,432,508

Greece - 0.0%
Ff Group (b)(d)	59,300	257,918
Hong Kong - 0.4%
AIA Group Ltd.	1,060,200	8,023,881
Techtronic Industries Co. Ltd.	231,000	1,081,070

TOTAL HONG KONG		9,104,951

India - 1.2%
Avenue Supermarts Ltd. (b)(c)	1,642	29,704
HDFC Bank Ltd.	149,162	3,872,285
HDFC Bank Ltd. sponsored ADR	79,793	7,094,396
Housing Development Finance Corp. Ltd.	299,294	7,159,626
Lupin Ltd. (b)	1,335	15,983
Sunteck Realty Ltd. (b)	304,120	1,332,889
TCNS Clothing Co. Ltd. (b)	208,823	1,744,897
V-Mart Retail Ltd. (b)	153,431	5,007,771

TOTAL INDIA		26,257,551

Indonesia - 0.0%
PT Kino Indonesia Tbk	234,500	31,467
Ireland - 2.2%
Accenture PLC Class A	108,000	17,022,960
Alkermes PLC (b)	43,100	1,759,773
Cairn Homes PLC (b)	2,774,039	4,455,378
CRH PLC	82,065	2,447,850
Dalata Hotel Group PLC	476,400	2,951,582
DCC PLC (United Kingdom)	16,000	1,373,298
Glenveagh Properties PLC (c)	1,327,224	1,256,742
Green REIT PLC	621,300	1,026,017
Greencore Group PLC	372,815	901,599
Kerry Group PLC Class A	42,100	4,315,453
Perrigo Co. PLC	82,000	5,764,600
Ryanair Holdings PLC sponsored ADR (b)	31,670	2,622,276
United Drug PLC (United Kingdom)	330,700	2,671,469

TOTAL IRELAND		48,568,997

Italy - 0.3%
Prada SpA	387,500	1,368,760
Recordati SpA	134,100	4,544,500

TOTAL ITALY		5,913,260

Japan - 5.4%
A/S One Corp.	87,200	6,197,935
AEON Financial Service Co. Ltd.	142,200	2,792,708
Ain Holdings, Inc.	51,100	4,003,403
Daiichikosho Co. Ltd.	62,500	2,880,312
Hoya Corp.	148,000	8,412,922
Keyence Corp.	10,220	5,008,783
Mercari, Inc. (a)(b)	16,300	412,574
Minebea Mitsumi, Inc.	283,600	4,338,520
Misumi Group, Inc.	64,700	1,299,333
Mitsubishi UFJ Financial Group, Inc.	946,000	5,725,658
Monex Group, Inc. (a)	297,500	1,173,284
Morinaga & Co. Ltd.	37,000	1,487,083
Murata Manufacturing Co. Ltd.	17,600	2,677,396
Nidec Corp.	30,600	3,929,579
Nitori Holdings Co. Ltd.	44,600	5,824,266
ORIX Corp.	512,400	8,360,246
PALTAC Corp.	43,700	2,230,797
Panasonic Corp.	563,100	6,042,883
Recruit Holdings Co. Ltd.	48,000	1,288,300
Relo Group, Inc.	233,500	5,517,003
Shiseido Co. Ltd.	20,900	1,318,696
SMC Corp.	21,000	6,727,966
SoftBank Corp.	75,200	5,951,239
Sony Corp.	190,000	10,282,183
Takeda Pharmaceutical Co. Ltd.	101,100	4,191,560
Tsuruha Holdings, Inc.	43,200	4,502,433
VT Holdings Co. Ltd.	31,200	129,960
Welcia Holdings Co. Ltd.	149,000	7,606,151
Zozo, Inc.	46,600	1,122,926

TOTAL JAPAN		121,436,099

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,423,601
Korea (South) - 0.2%
Cafe24 Corp. (b)	17,437	1,688,684
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	787,203
KB Financial Group, Inc.	28,328	1,178,198

TOTAL KOREA (SOUTH)		3,654,085

Netherlands - 2.0%
Adyen BV (c)	10,328	6,680,733
ASML Holding NV (Netherlands)	51,000	8,784,451
Basic-Fit NV (b)(c)	37,100	1,069,442
IMCD Group BV	69,800	4,739,585
Koninklijke Philips Electronics NV	246,363	9,188,319
Unilever NV (Certificaten Van Aandelen) (Bearer)	233,427	12,543,200
uniQure B.V. (b)	63,330	1,629,481
Van Lanschot NV (Bearer)	17,200	421,776

TOTAL NETHERLANDS		45,056,987

New Zealand - 0.5%
EBOS Group Ltd.	210,137	2,857,683
Fisher & Paykel Healthcare Corp.	310,683	2,757,212
Ryman Healthcare Group Ltd.	617,875	4,878,651

TOTAL NEW ZEALAND		10,493,546

Norway - 0.9%
Equinor ASA	813,780	21,170,366
Philippines - 0.1%
D&L Industries, Inc.	8,349,900	1,781,329
Spain - 1.4%
Aedas Homes SAU (c)	32,625	844,000
Amadeus IT Holding SA Class A	50,600	4,079,475
CaixaBank SA	2,857,984	11,565,436
Grifols SA ADR	289,773	5,917,165
Masmovil Ibercom SA (b)	48,541	6,300,704
Neinor Homes SLU (b)(c)	66,100	1,063,128
Prosegur Cash SA (c)	321,606	637,467
Zardoya Otis SA	254,611	1,744,730

TOTAL SPAIN		32,152,105

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	270,600	5,382,441
HEXPOL AB (B Shares)	118,900	1,100,499
Indutrade AB	183,500	4,403,447
Saab AB (B Shares)	71,000	2,782,230
Svenska Cellulosa AB (SCA) (B Shares)	345,500	3,270,322
Telefonaktiebolaget LM Ericsson (B Shares)	389,700	3,393,024

TOTAL SWEDEN		20,331,963

Switzerland - 3.2%
Credit Suisse Group AG	202,397	2,646,071
EDAG Engineering Group AG	77,800	1,543,865
Forbo Holding AG (Reg.)	1,430	2,099,955
Julius Baer Group Ltd.	80,910	3,689,883
Kaba Holding AG (B Shares) (Reg.)	2,860	2,064,459
Lonza Group AG	18,382	5,780,251
Nestle SA (Reg. S)	252,910	21,351,448
Partners Group Holding AG	9,582	6,826,277
Roche Holding AG (participation certificate)	73,419	17,867,425
Schindler Holding AG (participation certificate)	14,628	3,084,930
UBS Group AG	333,980	4,672,371

TOTAL SWITZERLAND		71,626,935

United Kingdom - 6.4%
Anglo American PLC (United Kingdom)	93,759	2,007,606
AstraZeneca PLC:
(United Kingdom)	217,292	16,620,593
sponsored ADR	1,349,000	52,314,220
Beazley PLC	335,600	2,262,785
BHP Billiton PLC	292,606	5,837,107
Big Yellow Group PLC	199,900	2,203,793
British American Tobacco PLC:
(United Kingdom)	137,307	5,952,295
sponsored ADR	27,000	1,171,800
Bunzl PLC	238,676	7,050,299
Compass Group PLC	240,242	4,728,991
Conviviality PLC (d)	367,080	5
Cranswick PLC	123,087	4,546,831
Dechra Pharmaceuticals PLC	102,400	2,992,092
Hilton Food Group PLC	374,800	4,417,020
Hotel Chocolat Group Ltd.	603,300	2,101,351
JTC PLC	342,900	1,468,288
Keywords Studios PLC	49,300	863,309
LivaNova PLC (b)	27,600	3,090,924
London Stock Exchange Group PLC	87,381	4,819,441
Melrose Industries PLC	612,285	1,319,893
Micro Focus International PLC	257,130	3,986,085
Moneysupermarket.com Group PLC	63	236
NCC Group Ltd.	584,200	1,468,060
Reckitt Benckiser Group PLC	24,576	1,987,316
Rio Tinto PLC	82,090	3,985,533
Senior Engineering Group PLC	499,600	1,743,347
St. James's Place Capital PLC	156,533	2,027,816
Standard Chartered PLC (United Kingdom)	4,920	34,557
The Weir Group PLC	53,754	1,089,715

TOTAL UNITED KINGDOM		142,091,308

United States of America - 54.3%
Abbott Laboratories	209,000	14,408,460
Activision Blizzard, Inc.	99,000	6,835,950
Adobe, Inc. (b)	261,124	64,173,834
Akcea Therapeutics, Inc. (b)	1,900	42,408
Alliant Energy Corp.	42,000	1,805,160
Alphabet, Inc. Class A (b)	30,500	33,262,690
Amazon.com, Inc. (b)	40,000	63,920,400
American Tower Corp.	72,000	11,218,320
Anadarko Petroleum Corp.	48,000	2,553,600
Apple, Inc.	291,000	63,688,260
Bank of America Corp.	528,000	14,520,000
Berry Petroleum Corp.	326,292	4,568,088
bluebird bio, Inc. (b)	28,697	3,291,546
Boston Scientific Corp. (b)	1,035,159	37,410,646
Burlington Stores, Inc. (b)	95,000	16,291,550
Cardlytics, Inc. (b)	50,000	1,058,000
Centene Corp. (b)	44,000	5,734,080
Charles Schwab Corp.	62,000	2,866,880
ConocoPhillips Co.	390,600	27,302,940
Crown Castle International Corp.	147,000	15,984,780
CSX Corp.	226,000	15,562,360
Domino's Pizza, Inc.	11,000	2,956,690
Duke Energy Corp.	48,000	3,966,240
Edison International	25,000	1,734,750
Edwards Lifesciences Corp. (b)	11,000	1,623,600
Eli Lilly & Co.	239,000	25,917,160
EOG Resources, Inc.	88,000	9,269,920
Estee Lauder Companies, Inc. Class A	102,000	14,018,880
Etsy, Inc. (b)	16,000	680,320
HCA Holdings, Inc.	119,000	15,890,070
HealthSouth Corp.	2	135
Henry Schein, Inc. (b)	25,000	2,075,000
Humana, Inc.	209,000	66,965,690
Intercept Pharmaceuticals, Inc. (b)	17,060	1,637,931
International Flavors & Fragrances, Inc. (Israel)	15,856	2,289,409
Intuit, Inc.	303,000	63,933,000
Johnson & Johnson	157,000	21,978,430
Lowe's Companies, Inc.	36,000	3,427,920
Marsh & McLennan Companies, Inc.	46,200	3,915,450
MasterCard, Inc. Class A	288,000	56,928,960
Microsoft Corp.	637,000	68,037,963
Moody's Corp.	47,000	6,837,560
NextEra Energy, Inc.	30,000	5,175,000
Norfolk Southern Corp.	165,000	27,691,950
Northrop Grumman Corp.	11,000	2,881,450
Oasis Petroleum, Inc. (b)	105,000	1,056,300
OGE Energy Corp.	40,000	1,446,000
OptiNose, Inc. (a)	49,900	527,942
Parametric Technology Corp. (b)	503,000	41,452,230
PayPal Holdings, Inc. (b)	764,000	64,321,160
PPL Corp.	190,000	5,776,000
Procter & Gamble Co.	135,000	11,971,800
Prologis, Inc.	189,000	12,184,830
S&P Global, Inc.	15,092	2,751,573
Salesforce.com, Inc. (b)	230,000	31,565,200
Sarepta Therapeutics, Inc. (b)	5,000	668,800
Simon Property Group, Inc.	22,000	4,037,440
Spirit Airlines, Inc. (b)	110,000	5,709,000
Square, Inc. (b)	88,000	6,463,600
SVB Financial Group (b)	14,000	3,321,220
T-Mobile U.S., Inc. (b)	36,000	2,467,800
The AES Corp.	80,000	1,166,400
The Coca-Cola Co.	195,000	9,336,600
TJX Companies, Inc.	103,000	11,317,640
Ulta Beauty, Inc. (b)	22,000	6,039,440
Union Pacific Corp.	167,000	24,418,740
UnitedHealth Group, Inc.	203,000	53,054,050
VF Corp.	119,000	9,862,720
Visa, Inc. Class A	393,000	54,175,050
WEC Energy Group, Inc.	44,000	3,009,600
Wellcare Health Plans, Inc. (b)	19,000	5,243,810
Whiting Petroleum Corp. (b)	324,000	12,085,200
Xcel Energy, Inc.	55,000	2,695,550
Zoetis, Inc. Class A	45,000	4,056,750
Zuora, Inc.	195,000	3,981,900

TOTAL UNITED STATES OF AMERICA		1,212,497,775

TOTAL COMMON STOCKS
(Cost $1,748,100,603)		2,017,997,569
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.3% 11/1/18 to 1/31/19(e)
(Cost $866,748)	870,000	866,754
	Shares	Value

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 2.23% (f)	215,829,130	215,872,296
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	6,958,997	6,959,693
TOTAL MONEY MARKET FUNDS
(Cost $222,831,574)		222,831,989
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,971,798,925)		2,241,696,312
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(9,021,010)
NET ASSETS - 100%		$2,232,675,302

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	150	Dec. 2018	$21,815,040	$(459,866)	$(459,866)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,180,035 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $866,754.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,573,418
Fidelity Securities Lending Cash Central Fund	224,535
Total	$1,797,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$59,122,296	$53,171,057	$5,951,239	$--
Consumer Discretionary	197,687,596	172,027,067	25,402,611	257,918
Consumer Staples	119,518,902	76,365,942	43,152,955	5
Energy	108,223,734	86,970,967	21,252,767	--
Financials	172,584,227	130,403,583	42,180,644	--
Health Care	439,654,047	381,724,172	57,929,875	--
Industrials	176,910,970	149,676,414	27,234,556	--
Information Technology	619,792,975	587,837,788	31,955,187	--
Materials	31,431,229	19,160,739	12,270,490	--
Real Estate	63,734,396	63,734,396	--	--
Utilities	29,337,197	29,337,197	--	--
Government Obligations	866,754	--	866,754	--
Money Market Funds	222,831,989	222,831,989	--	--
Total Investments in Securities:	$2,241,696,312	$1,973,241,311	$268,197,078	$257,923
Derivative Instruments:
Liabilities
Futures Contracts	$(459,866)	$(459,866)	$--	$--
Total Liabilities	$(459,866)	$(459,866)	$--	$--
Total Derivative Instruments:	$(459,866)	$(459,866)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$28,844,041
Level 2 to Level 1	$68,027,571

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(459,866)
Total Equity Risk	0	(459,866)
Total Value of Derivatives	$0	$(459,866)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $6,843,918) — See accompanying schedule: Unaffiliated issuers (cost $1,748,967,351)	$2,018,864,323
Fidelity Central Funds (cost $222,831,574)	222,831,989
Total Investment in Securities (cost $1,971,798,925)		$2,241,696,312
Cash		730,281
Foreign currency held at value (cost $830,284)		830,229
Receivable for investments sold		21,215,778
Receivable for fund shares sold		155,368,742
Dividends receivable		2,285,924
Distributions receivable from Fidelity Central Funds		365,574
Receivable for daily variation margin on futures contracts		412,106
Prepaid expenses		3,760
Other receivables		88,111
Total assets		2,422,996,817
Liabilities
Payable for investments purchased	$178,882,900
Payable for fund shares redeemed	2,632,233
Accrued management fee	1,259,109
Distribution and service plan fees payable	25,423
Other affiliated payables	426,697
Other payables and accrued expenses	134,085
Collateral on securities loaned	6,961,068
Total liabilities		190,321,515
Net Assets		$2,232,675,302
Net Assets consist of:
Paid in capital		$1,778,635,445
Total distributable earnings (loss)		454,039,857
Net Assets		$2,232,675,302
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,947,324 ÷ 1,616,663 shares)		$26.57
Maximum offering price per share (100/94.25 of $26.57)		$28.19
Class M:
Net Asset Value and redemption price per share ($12,745,920 ÷ 482,949 shares)		$26.39
Maximum offering price per share (100/96.50 of $26.39)		$27.35
Class C:
Net Asset Value and offering price per share ($12,744,228 ÷ 493,499 shares)(a)		$25.82
Worldwide:
Net Asset Value, offering price and redemption price per share ($2,112,987,719 ÷ 78,535,889 shares)		$26.90
Class I:
Net Asset Value, offering price and redemption price per share ($50,956,460 ÷ 1,903,294 shares)		$26.77
Class Z:
Net Asset Value, offering price and redemption price per share ($293,651 ÷ 10,966 shares)		$26.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$26,106,788
Interest		8,153
Income from Fidelity Central Funds		1,797,953
Income before foreign taxes withheld		27,912,894
Less foreign taxes withheld		(1,526,321)
Total income		26,386,573
Expenses
Management fee
Basic fee	$13,062,946
Performance adjustment	940,052
Transfer agent fees	3,598,353
Distribution and service plan fees	268,610
Accounting and security lending fees	600,318
Custodian fees and expenses	182,519
Independent trustees' fees and expenses	9,603
Registration fees	144,714
Audit	68,145
Legal	15,481
Miscellaneous	12,455
Total expenses before reductions	18,903,196
Expense reductions	(222,036)
Total expenses after reductions		18,681,160
Net investment income (loss)		7,705,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,225,468
Fidelity Central Funds	(191)
Foreign currency transactions	34,397
Futures contracts	(106,946)
Total net realized gain (loss)		203,152,728
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $79,392)	(147,849,880)
Fidelity Central Funds	12
Assets and liabilities in foreign currencies	(30,284)
Futures contracts	(1,184,759)
Total change in net unrealized appreciation (depreciation)		(149,064,911)
Net gain (loss)		54,087,817
Net increase (decrease) in net assets resulting from operations		$61,793,230

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,705,413	$11,957,628
Net realized gain (loss)	203,152,728	144,161,836
Change in net unrealized appreciation (depreciation)	(149,064,911)	210,799,339
Net increase (decrease) in net assets resulting from operations	61,793,230	366,918,803
Distributions to shareholders	(114,348,791)	–
Distributions to shareholders from net investment income	–	(12,665,638)
Distributions to shareholders from net realized gain	–	(4,590,871)
Total distributions	(114,348,791)	(17,256,509)
Share transactions - net increase (decrease)	553,625,621	(100,984,602)
Redemption fees	–	2,108
Total increase (decrease) in net assets	501,070,060	248,679,800
Net Assets
Beginning of period	1,731,605,242	1,482,925,442
End of period	$2,232,675,302	$1,731,605,242
Other Information
Undistributed net investment income end of period		$9,622,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Worldwide Fund Class A

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.28	$21.83	$22.88	$24.64	$25.18
Income from Investment Operations
Net investment income (loss)A	.03	.11	.12	.06	.02
Net realized and unrealized gain (loss)	1.00	5.53	(.35)	.58	1.46
Total from investment operations	1.03	5.64	(.23)	.64	1.48
Distributions from net investment income	(.09)	(.12)	(.07)	–	(.04)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.40)	(1.98)
Total distributions	(1.74)	(.19)	(.82)	(2.40)	(2.02)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$26.57	$27.28	$21.83	$22.88	$24.64
Total ReturnC,D	3.96%	26.06%	(1.09)%	2.73%	6.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%	1.12%	1.22%	1.27%	1.31%
Expenses net of fee waivers, if any	1.23%	1.12%	1.22%	1.26%	1.31%
Expenses net of all reductions	1.22%	1.11%	1.22%	1.26%	1.31%
Net investment income (loss)	.12%	.47%	.55%	.27%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$42,947	$32,823	$29,052	$31,043	$33,788
Portfolio turnover rateG	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.11	$21.67	$22.72	$24.49	$25.05
Income from Investment Operations
Net investment income (loss)A	(.05)	.04	.05	(.01)	(.04)
Net realized and unrealized gain (loss)	1.00	5.50	(.35)	.57	1.46
Total from investment operations	.95	5.54	(.30)	.56	1.42
Distributions from net investment income	(.02)	(.03)	–B	–	–
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.33)	(1.98)
Total distributions	(1.67)	(.10)	(.75)	(2.33)	(1.98)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$26.39	$27.11	$21.67	$22.72	$24.49
Total ReturnC,D	3.65%	25.68%	(1.38)%	2.36%	6.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.52%	1.42%	1.53%	1.57%	1.58%
Expenses net of fee waivers, if any	1.52%	1.42%	1.52%	1.56%	1.58%
Expenses net of all reductions	1.51%	1.41%	1.52%	1.56%	1.58%
Net investment income (loss)	(.17)%	.17%	.25%	(.04)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,746	$10,634	$9,270	$13,055	$12,160
Portfolio turnover rateG	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.67	$21.33	$22.48	$24.12	$24.78
Income from Investment Operations
Net investment income (loss)A	(.18)	(.07)	(.05)	(.12)	(.15)
Net realized and unrealized gain (loss)	.98	5.42	(.35)	.57	1.44
Total from investment operations	.80	5.35	(.40)	.45	1.29
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.65)	(.01)	(.75)	(2.09)	(1.95)
Total distributions	(1.65)	(.01)	(.75)	(2.09)	(1.95)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$25.82	$26.67	$21.33	$22.48	$24.12
Total ReturnC,D	3.12%	25.10%	(1.88)%	1.90%	5.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.01%	1.89%	2.01%	2.07%	2.04%
Expenses net of fee waivers, if any	2.01%	1.89%	2.01%	2.07%	2.04%
Expenses net of all reductions	2.00%	1.88%	2.00%	2.06%	2.03%
Net investment income (loss)	(.66)%	(.30)%	(.24)%	(.54)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,744	$10,264	$10,315	$11,231	$9,229
Portfolio turnover rateG	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.61	$22.09	$23.14	$24.92	$25.41
Income from Investment Operations
Net investment income (loss)A	.11	.19	.19	.13	.11
Net realized and unrealized gain (loss)	1.00	5.60	(.35)	.58	1.47
Total from investment operations	1.11	5.79	(.16)	.71	1.58
Distributions from net investment income	(.17)	(.20)	(.14)	(.08)	(.09)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)
Total distributions	(1.82)	(.27)	(.89)	(2.49)	(2.07)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$26.90	$27.61	$22.09	$23.14	$24.92
Total ReturnC	4.23%	26.49%	(.78)%	3.01%	6.64%
Ratios to Average Net AssetsD,E
Expenses before reductions	.94%	.81%	.91%	.96%	.98%
Expenses net of fee waivers, if any	.94%	.81%	.91%	.96%	.97%
Expenses net of all reductions	.93%	.80%	.90%	.95%	.97%
Net investment income (loss)	.41%	.79%	.87%	.57%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,112,988	$1,656,173	$1,421,364	$1,543,516	$1,535,658
Portfolio turnover rateF	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$21.99	$23.03	$24.81	$25.31
Income from Investment Operations
Net investment income (loss)A	.11	.19	.17	.13	.10
Net realized and unrealized gain (loss)	.99	5.56	(.35)	.58	1.47
Total from investment operations	1.10	5.75	(.18)	.71	1.57
Distributions from net investment income	(.18)	(.18)	(.11)	(.07)	(.09)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)
Total distributions	(1.82)B	(.25)	(.86)	(2.49)C	(2.07)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$26.77	$27.49	$21.99	$23.03	$24.81
Total ReturnE	4.22%	26.45%	(.86)%	3.00%	6.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.83%	.99%	.98%	1.01%
Expenses net of fee waivers, if any	.95%	.83%	.99%	.98%	1.01%
Expenses net of all reductions	.94%	.82%	.98%	.97%	1.00%
Net investment income (loss)	.40%	.77%	.78%	.55%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$50,956	$21,711	$12,924	$25,173	$19,107
Portfolio turnover rateH	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.82 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.648 per share.

 C Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class Z

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$29.54
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(2.75)
Total from investment operations	(2.76)
Net asset value, end of period	$26.78
Total ReturnC,D	(9.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G
Expenses net of fee waivers, if any	.88%G
Expenses net of all reductions	.87%G
Net investment income (loss)	(.27)%G
Supplemental Data
Net assets, end of period (000 omitted)	$294
Portfolio turnover rateH	117%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$338,922,735
Gross unrealized depreciation	(73,945,366)
Net unrealized appreciation (depreciation)	$264,977,369
Tax Cost	$1,976,259,077

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,538,868
Undistributed long-term capital gain	$184,620,580
Net unrealized appreciation (depreciation) on securities and other investments	$264,880,409

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$10,719,882	$ 17,256,509
Long-term Capital Gains	103,628,909	–
Total	$114,348,791	$ 17,256,509

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,490,102,268 and $2,214,133,504, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94,438	$4,058
Class M	.25%	.25%	57,884	659
Class C	.75%	.25%	116,288	13,470
			$268,610	$18,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,918
Class M	3,647
Class C(a)	1,487
$32,052

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$83,738.22
Class M	29,929.26
Class C	28,683.25
Worldwide	3,395,306.18
Class I	60,692.19
Class Z	5	.05(a)
	$3,598,353

 (a) Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,764 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $11,831.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $224,535, including $5,425 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $202,401 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,095.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,540.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Class A	$2,051,466	$–
Class M	654,014	–
Class C	633,808	–
Worldwide	109,503,017	–
Class I	1,506,486	–
Total	$114,348,791	$–
From net investment income
Class A	$–	$156,512
Class M	–	13,192
Worldwide	–	12,387,164
Class I	–	108,770
Total	$–	$12,665,638
From net realized gain
Class A	$–	$90,544
Class M	–	29,788
Class C	–	5,172
Worldwide	–	4,423,987
Class I	–	41,380
Total	$–	$4,590,871

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018(a)	Year ended October 31, 2017	Year ended October 31, 2018(a)	Year ended October 31, 2017
Class A
Shares sold	609,144	252,685	$17,061,872	$6,107,897
Reinvestment of distributions	78,436	11,049	2,026,788	241,860
Shares redeemed	(274,061)	(391,649)	(7,593,781)	(9,231,105)
Net increase (decrease)	413,519	(127,915)	$11,494,879	$(2,881,348)
Class M
Shares sold	168,412	59,279	$4,717,242	$1,423,926
Reinvestment of distributions	25,202	1,947	648,710	42,456
Shares redeemed	(102,871)	(96,788)	(2,844,892)	(2,279,691)
Net increase (decrease)	90,743	(35,562)	$2,521,060	$(813,309)
Class C
Shares sold	162,206	50,318	$4,408,829	$1,172,168
Reinvestment of distributions	23,576	220	596,476	4,750
Shares redeemed	(77,137)	(149,358)	(2,067,888)	(3,414,844)
Net increase (decrease)	108,645	(98,820)	$2,937,417	$(2,237,926)
Worldwide
Shares sold	25,541,865	6,214,435	$707,560,818	$152,123,337
Reinvestment of distributions	4,051,546	735,217	105,785,859	16,240,943
Shares redeemed	(11,038,188)	(11,303,639)	(308,523,854)	(268,415,255)
Net increase (decrease)	18,555,223	(4,353,987)	$504,822,823	$(100,050,975)
Class I
Shares sold	1,332,978	418,936	$37,665,029	$10,241,482
Reinvestment of distributions	55,805	6,375	1,449,814	140,244
Shares redeemed	(275,288)	(223,274)	(7,566,057)	(5,382,770)
Net increase (decrease)	1,113,495	202,037	$31,548,786	$4,998,956
Class Z
Shares sold	10,966	–	$300,656	$–
Net increase (decrease)	10,966	–	$300,656	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Worldwide Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Worldwide Fund (the "Fund"), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018) for each Class, except Class Z, and for the period (October 2, 2018 to October 31, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Class A	1.24%
Actual		$1,000.00	$986.60	$6.21-B
Hypothetical-C		$1,000.00	$1,018.95	$6.31-D
Class M	1.52%
Actual		$1,000.00	$985.10	$7.61-B
Hypothetical-C		$1,000.00	$1,017.54	$7.73-D
Class C	2.01%
Actual		$1,000.00	$982.50	$10.04-B
Hypothetical-C		$1,000.00	$1,015.07	$10.21-D
Worldwide	.96%
Actual		$1,000.00	$987.90	$4.81-B
Hypothetical-C		$1,000.00	$1,020.37	$4.89-D
Class I	.96%
Actual		$1,000.00	$987.80	$4.81-B
Hypothetical-C		$1,000.00	$1,020.37	$4.89-D
Class Z	.89%
Actual		$1,000.00	$906.60	$.70-B
Hypothetical-C		$1,000.00	$1,020.72	$4.53-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C, Fidelity Worldwide Fund and Class I and multiplied by 30/365 (to reflect the period October 2, 2018 to October 31, 2018) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Worldwide Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Worldwide Fund
Class A	12/10/18	12/07/18	$0.015	$2.140
Class M	12/10/18	12/07/18	$0.000	$2.140
Class C	12/10/18	12/07/18	$0.000	$2.140
Worldwide	12/10/18	12/07/18	$0.085	$2.140
Class I	12/10/18	12/07/18	$0.093	$2.140
Class Z	12/10/18	12/07/18	$0.127	$2.140

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2018, $192,777,005, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 100%; Class M designates 100%; Retail Class designates 75%; and Class I designates 74%; of the dividend distributed in December during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class M, Retail Class and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Worldwide Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

AWLD-ANN-1218
1.883447.109

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Annual Report

October 31, 2018

Contents

Fidelity® Diversified International Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Reports of Independent Registered Accounting Firms
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Diversified International Fund	(9.05)%	2.56%	7.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Diversified International Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$20,145	Fidelity® Diversified International Fund
$19,780	MSCI EAFE Index

Fidelity® Diversified International Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tensions, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Portfolio Manager William Bower:  For the fiscal year, the fund's share classes returned roughly -9%, trailing the -6.65% return of the benchmark MSCI EAFE Index. Versus the benchmark, security selection – notably in the health care and consumer staples sectors – detracted from performance, along with positioning in financials and energy. Geographically, stock picks in the U.K. and Japan held back the fund's performance versus the index. Individual disappointments included U.K. based software company Micro Focus International. Shares of the company returned -54% for the period, largely because a recent acquisition proved challenging, with revenue declining faster than anticipated amid heavy sales-force attrition. In Japan, an average overweighting in semiconductor manufacturer Renesas Electronics hurt, as excess industry capacity and weakening demand from end markets pressured the stock, which returned roughly -58%. Not owning index heavyweight Royal Dutch Shell was another notable detractor because shares of the Anglo-Dutch multinational oil and gas giant advanced about 8% on higher crude-oil prices and solid quarterly financial results. Conversely, security selection in information technology and materials added value. Top individual contributors included Norway-based exploration and production company Equinor (formerly Statoil), a top holding that benefited from higher crude-oil prices. By region, a non-index stake in the U.S. was helpful. Out-of-benchmark stakes in U.S.-based payment-processing firms Mastercard and Visa also worked out well, as the stocks gained about 34% and 26%, respectively.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
Japan	17.0%
United Kingdom	15.9%
United States of America*	13.7%
Germany	8.2%
France	7.2%
Switzerland	4.7%
Netherlands	4.3%
India	3.7%
Canada	3.3%
Other	22.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks	93.1
Short-Term Investments and Net Other Assets (Liabilities)	6.9

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Prudential PLC (United Kingdom, Insurance)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.4
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.3
SAP SE (Germany, Software)	1.3
Keyence Corp. (Japan, Electronic Equipment & Components)	1.3
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	1.3
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.2
13.2

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	24.3
Industrials	14.4
Health Care	12.6
Information Technology	11.1
Consumer Staples	10.3
Consumer Discretionary	7.9
Energy	4.6
Materials	4.0
Communication Services	3.2
Real Estate	0.4

Fidelity® Diversified International Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 0.8%
CSL Ltd.	547,051	$72,830,103
Magellan Financial Group Ltd.	2,293,393	43,265,125

TOTAL AUSTRALIA		116,095,228

Bailiwick of Jersey - 1.8%
Ferguson PLC	1,863,395	125,830,044
Glencore Xstrata PLC	7,812,245	31,839,122
Shire PLC	1,607,087	96,989,211

TOTAL BAILIWICK OF JERSEY		254,658,377

Belgium - 1.1%
KBC Groep NV	1,880,228	129,695,091
Umicore SA	482,507	22,729,415

TOTAL BELGIUM		152,424,506

Bermuda - 1.4%
Credicorp Ltd. (United States)	315,700	71,256,647
Hiscox Ltd.	3,557,200	74,022,116
IHS Markit Ltd. (a)	1,078,200	56,637,846

TOTAL BERMUDA		201,916,609

Canada - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,402,681	162,502,605
CCL Industries, Inc. Class B	327,800	13,789,786
Cenovus Energy, Inc. (Canada)	7,622,903	64,506,164
Constellation Software, Inc.	53,866	37,071,772
Fairfax India Holdings Corp. (a)(b)	3,908,200	49,595,058
PrairieSky Royalty Ltd.	151,898	2,307,691
Suncor Energy, Inc.	4,038,900	135,483,933

TOTAL CANADA		465,257,009

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	394,900	56,186,372
ENN Energy Holdings Ltd.	2,825,100	24,010,981
Shenzhou International Group Holdings Ltd.	667,000	7,365,796
Zai Lab Ltd. ADR (a)	524,627	8,582,898

TOTAL CAYMAN ISLANDS		96,146,047

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	484,010	38,085,783
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,683,000	34,683,918
Shanghai International Airport Co. Ltd. (A Shares)	4,446,338	31,583,587
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,545,560	10,636,943

TOTAL CHINA		114,990,231

Denmark - 0.6%
DONG Energy A/S (b)	111,700	7,096,882
Netcompany Group A/S	547,565	18,109,738
NNIT A/S (b)	280,100	7,909,426
Novozymes A/S Series B	973,800	48,121,559
SimCorp A/S	24,317	1,873,549

TOTAL DENMARK		83,111,154

Finland - 0.8%
Nordea Bank ABP (a)	7,271,500	63,242,181
Sampo Oyj (A Shares)	1,235,400	56,894,554

TOTAL FINLAND		120,136,735

France - 7.2%
Aeroports de Paris	210,400	44,063,438
Amundi SA (b)	1,578,013	93,978,149
BNP Paribas SA	2,231,000	116,567,841
Capgemini SA	821,000	100,429,810
Danone SA	297,000	21,031,577
Eiffage SA	286,700	28,063,232
Elis SA	2,225,400	44,942,286
Kering SA	76,919	34,291,339
LVMH Moet Hennessy - Louis Vuitton SA	424,538	128,807,134
Maisons du Monde SA (b)	273,900	6,868,555
Sanofi SA	1,877,832	167,804,142
Societe Generale Series A	1,643,100	60,232,351
SR Teleperformance SA	236,600	39,018,615
Thales SA	375,100	48,008,843
VINCI SA (c)	1,093,500	97,320,811

TOTAL FRANCE		1,031,428,123

Germany - 7.5%
adidas AG	397,402	93,624,414
Allianz SE	200,800	41,830,649
Aumann AG (b)	263,361	13,005,698
Axel Springer Verlag AG	70,492	4,686,770
Bayer AG	1,442,176	110,546,337
Deutsche Borse AG	297,800	37,633,754
Deutsche Post AG	2,201,019	69,497,770
Fresenius SE & Co. KGaA	1,658,500	105,407,342
Hannover Reuck SE	419,400	56,576,479
Linde PLC	742,434	121,806,953
Merck KGaA	82,977	8,892,757
Morphosys AG (a)	120,900	11,201,478
Morphosys AG sponsored ADR	775,673	17,855,992
MTU Aero Engines Holdings AG	70,300	14,953,630
Rational AG	17,189	9,968,190
SAP SE	1,739,489	186,253,164
Scout24 AG (b)	710,100	29,485,446
Symrise AG	819,800	68,861,006
Vonovia SE	967,900	44,312,120
Wirecard AG	146,100	27,370,419

TOTAL GERMANY		1,073,770,368

Hong Kong - 1.8%
AIA Group Ltd.	22,629,800	171,268,451
BOC Hong Kong (Holdings) Ltd.	9,360,500	34,973,782
Techtronic Industries Co. Ltd.	10,608,500	49,647,339

TOTAL HONG KONG		255,889,572

India - 3.7%
Adani Ports & Special Economic Zone Ltd.	6,259,436	26,985,143
Axis Bank Ltd. (a)	4,220,805	33,236,842
Godrej Consumer Products Ltd.	1,268,140	12,428,492
HDFC Bank Ltd.	5,707,097	148,157,750
Housing Development Finance Corp. Ltd.	6,235,447	149,162,583
Kajaria Ceramics Ltd. (a)	11,000	58,629
Kotak Mahindra Bank Ltd.	2,387,505	36,127,315
LIC Housing Finance Ltd.	3,114,373	17,310,962
Reliance Industries Ltd.	7,744,112	111,120,049

TOTAL INDIA		534,587,765

Indonesia - 0.9%
PT Bank Central Asia Tbk	40,781,700	63,442,671
PT Bank Rakyat Indonesia Tbk	290,755,000	60,245,239

TOTAL INDONESIA		123,687,910

Ireland - 2.4%
CRH PLC	2,057,500	61,437,988
DCC PLC (United Kingdom)	385,689	33,104,123
Kerry Group PLC Class A	836,500	85,745,286
Kingspan Group PLC (Ireland)	1,673,900	72,804,205
Ryanair Holdings PLC sponsored ADR (a)	1,112,299	92,098,357

TOTAL IRELAND		345,189,959

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	595,800	66,133,800
Italy - 0.7%
FinecoBank SpA	872,300	9,135,146
Intesa Sanpaolo SpA	19,674,300	43,580,045
Prada SpA	8,521,200	30,099,304
Recordati SpA	550,100	18,642,277

TOTAL ITALY		101,456,772

Japan - 17.0%
Bandai Namco Holdings, Inc.	638,000	22,701,910
Daikin Industries Ltd.	911,600	105,665,311
GMO Internet, Inc.	823,800	11,769,093
Hoya Corp.	3,179,300	180,724,334
Iriso Electronics Co. Ltd.	126,300	5,344,818
Itochu Corp.	1,567,700	29,074,514
Kao Corp.	1,140,100	75,841,991
Keyence Corp.	372,320	182,472,602
Minebea Mitsumi, Inc.	7,428,800	113,645,974
Misumi Group, Inc.	1,449,500	29,109,470
Mitsubishi UFJ Financial Group, Inc.	23,319,000	141,138,081
Morinaga & Co. Ltd.	528,700	21,249,209
Nabtesco Corp.	640,200	14,116,343
Nidec Corp.	640,100	82,200,106
Nintendo Co. Ltd.	39,200	12,238,353
Nissan Chemical Corp.	386,200	18,209,826
Nitori Holdings Co. Ltd.	776,500	101,402,291
NOF Corp.	100,000	2,840,431
Olympus Corp.	1,229,600	40,984,779
ORIX Corp.	11,856,300	193,445,724
Outsourcing, Inc.	1,280,300	16,225,719
PALTAC Corp.	438,800	22,399,858
Panasonic Corp.	1,300,800	13,959,478
Recruit Holdings Co. Ltd.	4,628,500	124,227,052
Renesas Electronics Corp. (a)	5,289,300	28,032,095
Seria Co. Ltd. (c)	179,800	6,063,181
Shin-Etsu Chemical Co. Ltd.	576,800	48,197,708
Shiseido Co. Ltd.	1,045,200	65,947,418
SMC Corp.	208,800	66,895,201
SoftBank Corp.	1,468,300	116,199,528
Sony Corp.	2,866,200	155,109,436
Subaru Corp.	800,300	21,587,850
Sundrug Co. Ltd.	493,700	17,939,203
Suzuki Motor Corp.	1,234,200	61,545,505
Temp Holdings Co., Ltd.	1,014,200	19,306,967
Tsubaki Nakashima Co. Ltd.	567,300	10,457,606
Tsuruha Holdings, Inc.	1,003,900	104,629,450
Welcia Holdings Co. Ltd.	1,487,400	75,928,781
Yahoo! Japan Corp.	6,910,100	21,558,122
Zozo, Inc.	1,746,100	42,076,004

TOTAL JAPAN		2,422,461,322

Korea (South) - 0.3%
Cafe24 Corp. (a)	107,400	10,401,139
LG Chemical Ltd.	107,468	32,683,082

TOTAL KOREA (SOUTH)		43,084,221

Luxembourg - 0.8%
B&M European Value Retail S.A.	17,096,063	91,079,918
Samsonite International SA	8,327,100	23,891,985

TOTAL LUXEMBOURG		114,971,903

Netherlands - 4.3%
Adyen BV (b)	49,983	32,331,824
ASML Holding NV	759,400	130,890,184
Heineken NV (Bearer)	367,200	33,106,363
ING Groep NV (Certificaten Van Aandelen)	3,530,600	41,770,513
Koninklijke Philips Electronics NV	2,382,200	88,846,192
LyondellBasell Industries NV Class A	84,016	7,500,108
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,329,457	178,908,375
Wolters Kluwer NV	1,829,400	103,935,027

TOTAL NETHERLANDS		617,288,586

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	4,872,728	38,474,354
Norway - 1.6%
Equinor ASA	6,914,700	179,884,898
Schibsted ASA (A Shares)	1,550,840	53,737,973

TOTAL NORWAY		233,622,871

South Africa - 0.1%
Capitec Bank Holdings Ltd.	267,300	17,949,913
Spain - 1.9%
Aedas Homes SAU (b)	101,364	2,622,259
Amadeus IT Holding SA Class A	1,505,200	121,352,275
CaixaBank SA (c)	23,209,800	93,923,355
Masmovil Ibercom SA (a)	179,353	23,280,322
Neinor Homes SLU (a)(b)	258,400	4,156,010
Prosegur Cash SA (b)	16,685,574	33,073,102

TOTAL SPAIN		278,407,323

Sweden - 1.8%
Alfa Laval AB	1,318,900	33,681,770
ASSA ABLOY AB (B Shares)	4,382,500	87,171,273
Coor Service Management Holding AB (b)	4,086,300	28,801,446
HEXPOL AB (B Shares)	3,518,000	32,561,438
Indutrade AB	790,900	18,979,215
Swedbank AB (A Shares)	1,560,500	35,145,206
Telefonaktiebolaget LM Ericsson (B Shares)	1,921,100	16,726,554

TOTAL SWEDEN		253,066,902

Switzerland - 4.7%
Credit Suisse Group AG	6,415,863	83,878,857
Julius Baer Group Ltd.	1,239,630	56,533,058
Lonza Group AG	221,677	69,706,703
Roche Holding AG (participation certificate)	813,384	197,947,090
Sig Combibloc Group AG (a)	1,373,900	15,232,058
Sika AG	892,844	114,536,509
Swatch Group AG (Bearer)	122,860	41,573,438
TE Connectivity Ltd.	179,900	13,568,058
UBS Group AG	5,118,487	71,607,488

TOTAL SWITZERLAND		664,583,259

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,472,100	132,287,010
United Kingdom - 15.9%
Admiral Group PLC	1,593,700	41,006,166
Aon PLC	237,900	37,155,222
Ascential PLC	7,800,273	37,568,124
Ashtead Group PLC	12,148	300,536
AstraZeneca PLC (United Kingdom)	2,275,639	174,062,871
Beazley PLC	4,203,700	28,343,468
Big Yellow Group PLC	937,900	10,339,855
BP PLC sponsored ADR	2,221,700	96,355,129
British American Tobacco PLC sponsored ADR	4,363,400	189,371,560
Bunzl PLC	2,979,770	88,020,028
Coca-Cola European Partners PLC	1,052,100	47,860,029
Compass Group PLC	4,429,588	87,193,250
Cranswick PLC	376,246	13,898,520
DS Smith PLC	3,028,109	15,207,308
Halma PLC	1,791,056	30,402,273
Hastings Group Holdings PLC (b)	12,725,078	30,106,875
Indivior PLC (a)	8,140,200	19,597,448
Informa PLC	2,785,793	25,409,873
InterContinental Hotel Group PLC	531,000	27,895,565
ITV PLC	12,415,100	23,636,847
John Wood Group PLC	4,104,800	37,472,327
LivaNova PLC (a)	166,100	18,601,539
Lloyds Banking Group PLC	131,962,100	96,298,030
London Stock Exchange Group PLC	1,820,700	100,419,489
Melrose Industries PLC	21,678,900	46,732,864
Micro Focus International PLC	3,177,195	49,253,565
Ocado Group PLC (a)	232,700	2,543,682
Prudential PLC	9,885,981	197,953,172
Reckitt Benckiser Group PLC	1,830,587	148,028,797
RELX PLC	4,939,899	97,747,735
Rentokil Initial PLC	3,810,500	15,400,777
Smith & Nephew PLC	3,011,400	48,949,876
Spectris PLC	1,318,600	36,135,716
St. James's Place Capital PLC	7,754,100	100,450,930
Standard Chartered PLC (United Kingdom)	5,685,457	39,932,996
Standard Life PLC	16,652,764	57,577,448
Tesco PLC	35,805,719	97,514,210
The Weir Group PLC	2,785,500	56,468,358

TOTAL UNITED KINGDOM		2,271,212,458

United States of America - 6.8%
Alphabet, Inc. Class C (a)	99,203	106,818,814
Amgen, Inc.	520,800	100,405,032
Becton, Dickinson & Co.	206,300	47,552,150
Boston Scientific Corp. (a)	2,117,528	76,527,462
Citigroup, Inc.	1,198,400	78,447,264
Coty, Inc. Class A	4,273,000	45,080,150
DowDuPont, Inc.	363,300	19,589,136
FleetCor Technologies, Inc. (a)	120,000	24,003,600
International Flavors & Fragrances, Inc.	297,400	43,021,884
International Flavors & Fragrances, Inc. (Israel)	31,584	4,560,336
Marsh & McLennan Companies, Inc.	144,047	12,207,983
MasterCard, Inc. Class A	723,700	143,053,779
Microsoft Corp.	135,100	14,430,031
Oceaneering International, Inc. (a)	284,947	5,396,896
Quintiles Transnational Holdings, Inc. (a)	360,200	44,279,386
S&P Global, Inc.	321,400	58,597,648
Visa, Inc. Class A	1,020,300	140,648,355

TOTAL UNITED STATES OF AMERICA		964,619,906

TOTAL COMMON STOCKS
(Cost $11,030,516,204)		13,188,910,193

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	627,700	68,664,942
Jungheinrich AG	484,800	16,088,885
Sartorius AG (non-vtg.)	134,984	19,569,872
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $76,302,976)		104,323,699

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 2.23% (d)	874,641,587	874,816,515
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	175,554,514	175,572,069
TOTAL MONEY MARKET FUNDS
(Cost $1,050,365,851)		1,050,388,584
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $12,157,185,031)		14,343,622,476
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(69,434,476)
NET ASSETS - 100%		$14,274,188,000

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,030,730 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,470,983
Fidelity Securities Lending Cash Central Fund	3,702,220
Total	$10,173,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$425,134,726	$275,138,723	$149,996,003	$--
Consumer Discretionary	1,132,069,614	751,060,211	381,009,403	--
Consumer Staples	1,503,762,741	916,490,373	587,272,368	--
Energy	632,527,087	632,527,087	--	--
Financials	3,464,883,640	2,421,954,025	1,042,929,615	--
Health Care	1,803,527,994	771,990,154	1,031,537,840	--
Industrials	2,052,196,624	1,425,593,919	626,602,705	--
Information Technology	1,589,830,669	1,337,597,386	252,233,283	--
Materials	600,918,700	473,073,178	127,845,522	--
Real Estate	57,274,234	57,274,234	--	--
Utilities	31,107,863	31,107,863	--	--
Money Market Funds	1,050,388,584	1,050,388,584	--	--
Total Investments in Securities:	$14,343,622,476	$10,144,195,737	$4,199,426,739	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$694,766,645
Level 2 to Level 1	$2,068,649,687

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $167,449,786) — See accompanying schedule: Unaffiliated issuers (cost $11,106,819,180)	$13,293,233,892
Fidelity Central Funds (cost $1,050,365,851)	1,050,388,584
Total Investment in Securities (cost $12,157,185,031)		$14,343,622,476
Foreign currency held at value (cost $455,935)		456,027
Receivable for investments sold		60,363,383
Receivable for fund shares sold		46,615,846
Dividends receivable		60,587,438
Distributions receivable from Fidelity Central Funds		1,150,040
Prepaid expenses		31,777
Other receivables		2,820,262
Total assets		14,515,647,249
Liabilities
Payable for investments purchased	$44,643,378
Payable for fund shares redeemed	10,039,183
Accrued management fee	6,584,575
Other affiliated payables	1,759,378
Other payables and accrued expenses	2,884,873
Collateral on securities loaned	175,547,862
Total liabilities		241,459,249
Net Assets		$14,274,188,000
Net Assets consist of:
Paid in capital		$11,328,551,998
Total distributable earnings (loss)		2,945,636,002
Net Assets		$14,274,188,000
Net Asset Value and Maximum Offering Price
Diversified International:
Net Asset Value, offering price and redemption price per share ($9,275,298,576 ÷ 259,685,883 shares)		$35.72
Class K:
Net Asset Value, offering price and redemption price per share ($4,998,889,424 ÷ 140,115,318 shares)		$35.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$383,493,275
Income from Fidelity Central Funds		10,173,203
Income before foreign taxes withheld		393,666,478
Less foreign taxes withheld		(35,520,671)
Total income		358,145,807
Expenses
Management fee
Basic fee	$115,895,597
Performance adjustment	(8,804,399)
Transfer agent fees	20,666,926
Accounting and security lending fees	2,091,606
Custodian fees and expenses	2,028,086
Independent trustees' fees and expenses	88,278
Registration fees	96,020
Audit	117,125
Legal	52,385
Miscellaneous	131,291
Total expenses before reductions	132,362,915
Expense reductions	(2,722,337)
Total expenses after reductions		129,640,578
Net investment income (loss)		228,505,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,831,038,559
Fidelity Central Funds	45,947
Foreign currency transactions	(3,832,936)
Total net realized gain (loss)		1,827,251,570
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,897,453)	(3,416,875,425)
Fidelity Central Funds	(20,420)
Assets and liabilities in foreign currencies	(556,046)
Total change in net unrealized appreciation (depreciation)		(3,417,451,891)
Net gain (loss)		(1,590,200,321)
Net increase (decrease) in net assets resulting from operations		$(1,361,695,092)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,505,229	$220,004,102
Net realized gain (loss)	1,827,251,570	1,655,511,842
Change in net unrealized appreciation (depreciation)	(3,417,451,891)	1,955,253,295
Net increase (decrease) in net assets resulting from operations	(1,361,695,092)	3,830,769,239
Distributions to shareholders	(992,277,149)	–
Distributions to shareholders from net investment income	–	(223,211,879)
Distributions to shareholders from net realized gain	–	(38,126,771)
Total distributions	(992,277,149)	(261,338,650)
Share transactions - net increase (decrease)	(3,220,213,051)	(3,320,742,656)
Redemption fees	–	26,003
Total increase (decrease) in net assets	(5,574,185,292)	248,713,936
Net Assets
Beginning of period	19,848,373,292	19,599,659,356
End of period	$14,274,188,000	$19,848,373,292
Other Information
Undistributed net investment income end of period		$198,580,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.39	$34.28	$36.07	$36.22	$35.89
Income from Investment Operations
Net investment income (loss)A	.50	.41	.39	.36	.60B
Net realized and unrealized gain (loss)	(4.05)	7.15	(1.71)	.80	.28
Total from investment operations	(3.55)	7.56	(1.32)	1.16	.88
Distributions from net investment income	(.43)	(.38)	(.33)C	(.40)	(.32)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)
Total distributions	(2.12)	(.45)	(.47)	(1.31)D	(.55)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$35.72	$41.39	$34.28	$36.07	$36.22
Total ReturnF	(9.05)%	22.38%	(3.70)%	3.29%	2.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%	.94%	1.05%	1.00%	.93%
Expenses net of fee waivers, if any	.80%	.94%	1.05%	.99%	.93%
Expenses net of all reductions	.79%	.93%	1.05%	.99%	.92%
Net investment income (loss)	1.27%	1.10%	1.15%	.98%	1.65%B
Supplemental Data
Net assets, end of period (000 omitted)	$9,275,299	$11,349,633	$10,990,703	$13,059,983	$13,781,306
Portfolio turnover rateI	30%J	37%J	24%J	31%J	39%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.35	$34.25	$36.04	$36.20	$35.87
Income from Investment Operations
Net investment income (loss)A	.55	.45	.44	.40	.65B
Net realized and unrealized gain (loss)	(4.05)	7.15	(1.71)	.80	.28
Total from investment operations	(3.50)	7.60	(1.27)	1.20	.93
Distributions from net investment income	(.48)	(.43)	(.38)C	(.45)	(.37)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)
Total distributions	(2.17)	(.50)	(.52)	(1.36)D	(.60)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$35.68	$41.35	$34.25	$36.04	$36.20
Total ReturnF	(8.95)%	22.55%	(3.57)%	3.40%	2.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%	.82%	.92%	.87%	.80%
Expenses net of fee waivers, if any	.69%	.81%	.92%	.87%	.80%
Expenses net of all reductions	.67%	.81%	.92%	.86%	.79%
Net investment income (loss)	1.39%	1.22%	1.28%	1.10%	1.78%B
Supplemental Data
Net assets, end of period (000 omitted)	$4,998,889	$8,498,740	$8,608,956	$10,143,540	$11,134,431
Portfolio turnover rateI	30%J	37%J	24%J	31%J	39%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,050,969 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,961,313,286
Gross unrealized depreciation	(906,360,887)
Net unrealized appreciation (depreciation)	$2,054,952,399
Tax Cost	$12,288,670,077

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$160,266,162
Undistributed long-term capital gain	$733,529,456
Net unrealized appreciation (depreciation) on securities and other investments	$2,053,891,353

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$221,765,143	$ 261,338,650
Long-term Capital Gains	770,512,006	–
Total	$992,277,149	$ 261,338,650

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,171,526,763 and $6,902,318,684, respectively.

Redemptions In-Kind. During the period, 64,249,823 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $2,569,847,364. The net realized gain of $907,269,340 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 42,309,077 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $1,506,770,841. The Fund had a net realized gain of $488,334,715 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Diversified International	$17,624,257.16
Class K	3,042,669.05
	$20,666,926

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $32,529 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,219,500 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $252,875,067. The Fund had a net realized gain of $95,146,213 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $49,236 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,702,220. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,526,068 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,241.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $191,028.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Diversified International	$578,499,998	$–
Class K	413,777,151	–
Total	$992,277,149	$–
From net investment income
Diversified International	$–	$117,261,561
Class K	–	105,950,318
Total	$–	$223,211,879
From net realized gain
Diversified International	$–	$21,125,448
Class K	–	17,001,323
Total	$–	$38,126,771

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Diversified International
Shares sold	29,835,455	29,659,523	$1,174,373,008	$1,086,343,758
Reinvestment of distributions	13,661,964	3,851,054	537,871,482	128,009,018
Shares redeemed	(57,997,016)(a)	(79,920,304)(b)	(2,309,553,360)(a)	(2,857,242,109)(b)
Net increase (decrease)	(14,499,597)	(46,409,727)	$(597,308,870)	$(1,642,889,333)
Class K
Shares sold	29,277,888	40,529,599	$1,163,459,637	$1,505,583,540
Reinvestment of distributions	10,532,806	3,707,830	413,728,634	122,951,641
Shares redeemed	(105,246,564)(a)	(90,053,301)(b)	(4,200,092,452)(a)	(3,306,388,504)(b)
Net increase (decrease)	(65,435,870)	(45,815,872)	$(2,622,904,181)	$(1,677,853,323)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® International Capital Appreciation Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Capital Appreciation Fund	(7.51)%	5.37%	11.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Capital Appreciation Fund on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$30,287	Fidelity® International Capital Appreciation Fund
$19,812	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® International Capital Appreciation Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tensions, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Portfolio Manager Sammy Simnegar:  For the fiscal year, the fund returned -7.51%, ahead of the benchmark MSCI ACWI (All Country World Index) ex USA Index. Versus the benchmark, favorable stock selection within the information technology, financials and industrials sectors notably lifted the fund's relative performance. Geographically, stock picks in continental Europe, Germany in particular, as well as out-of-benchmark exposure to the United States, added value. The fund’s top relative contributor was an overweight stake in Wirecard, a Germany-based provider of online payment processing that gained after the company reported strong financial results during the period. Other contributors included an out-of-benchmark position in Heico, a provider of aftermarket aerospace components, and a non-benchmark stake in online retailer Amazon.com. Conversely, the fund's relative result was curbed by stock choices in consumer staples and notable underweight in energy. By region, positioning in emerging markets was by far the biggest detractor. The fund’s three largest relative detractors were based in China, starting with TAL Education Group, a provider of after-school tutoring that was bought during the period and later sold. Midea Group, an electrical appliance manufacturer in China, is another stock purchased this period that underperformed. Lastly, China-based CSPC Pharmaceutical Group, which was also sold prior to period-end, detracted as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Open for comments:  Open for comments.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
United States of America*	15.2%
United Kingdom	11.2%
France	9.1%
Japan	8.3%
Canada	6.1%
India	6.1%
Germany	5.8%
Cayman Islands	4.3%
Netherlands	4.0%
Other	29.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks	98.9
Short-Term Investments and Net Other Assets (Liabilities)	1.1

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.6
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.4
SAP SE (Germany, Software)	1.1
AIA Group Ltd. (Hong Kong, Insurance)	1.0
The Toronto-Dominion Bank (Canada, Banks)	1.0
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.0
Diageo PLC (United Kingdom, Beverages)	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0
Naspers Ltd. Class N (South Africa, Media)	1.0
11.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Industrials	19.1
Information Technology	17.7
Financials	16.1
Consumer Discretionary	12.8
Consumer Staples	9.6
Materials	6.7
Health Care	6.7
Communication Services	4.8
Real Estate	2.9
Energy	1.4

Fidelity® International Capital Appreciation Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 2.0%
Aristocrat Leisure Ltd.	653,533	$12,264,184
CSL Ltd.	140,589	18,716,923
realestate.com.au Ltd.	233,663	11,850,851

TOTAL AUSTRALIA		42,831,958

Bailiwick of Jersey - 0.7%
Experian PLC	629,400	14,475,697
Belgium - 0.6%
Umicore SA	280,335	13,205,717
Bermuda - 1.7%
Credicorp Ltd. (United States)	63,712	14,380,436
Hiscox Ltd.	558,812	11,628,373
IHS Markit Ltd. (a)	220,700	11,593,371

TOTAL BERMUDA		37,602,180

Brazil - 0.6%
BM&F BOVESPA SA	1,886,400	13,452,924
Canada - 6.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	292,300	13,959,437
Canadian National Railway Co.	213,884	18,284,405
Canadian Pacific Railway Ltd.	71,611	14,685,572
CCL Industries, Inc. Class B	296,532	12,474,414
Constellation Software, Inc.	19,609	13,495,347
Dollarama, Inc.	428,500	11,851,331
Open Text Corp.	366,900	12,385,610
The Toronto-Dominion Bank	403,100	22,361,953
Waste Connection, Inc. (Canada)	160,159	12,243,839

TOTAL CANADA		131,741,908

Cayman Islands - 4.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	216,645	30,824,251
New Oriental Education & Technology Group, Inc. sponsored ADR	241,147	14,109,511
Shenzhou International Group Holdings Ltd.	1,133,000	12,511,913
Tencent Holdings Ltd.	1,034,500	35,441,208

TOTAL CAYMAN ISLANDS		92,886,883

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	296,500	12,989,665
China - 3.7%
China International Travel Service Corp. Ltd. (A Shares)	1,648,600	12,686,538
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,277,500	11,370,338
Kweichow Moutai Co. Ltd. (A Shares)	163,000	12,826,145
Midea Group Co. Ltd. Class A	2,308,548	12,258,158
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,939,500	18,264,854
Shanghai International Airport Co. Ltd. (A Shares)	1,731,400	12,298,620

TOTAL CHINA		79,704,653

Denmark - 1.2%
DONG Energy A/S (c)	204,300	12,980,241
DSV de Sammensluttede Vognmaend A/S	169,500	13,628,141

TOTAL DENMARK		26,608,382

Finland - 0.6%
Neste Oyj	160,000	13,185,858
France - 9.1%
Dassault Systemes SA	106,500	13,371,528
Eiffage SA	132,634	12,982,695
Hermes International SCA	23,866	13,651,072
Kering SA	36,405	16,229,751
L'Oreal SA	84,000	18,923,863
Legrand SA	215,649	14,103,274
LVMH Moet Hennessy - Louis Vuitton SA	71,529	21,702,287
Orpea	98,765	12,176,633
Pernod Ricard SA	101,685	15,525,390
Safran SA	129,100	16,683,312
SR Teleperformance SA	72,594	11,971,755
Thales SA	101,833	13,033,550
VINCI SA (b)	191,814	17,071,325

TOTAL FRANCE		197,426,435

Germany - 5.8%
adidas AG	69,311	16,329,062
Deutsche Wohnen AG (Bearer)	295,500	13,535,190
Infineon Technologies AG	736,400	14,755,168
Linde PLC	102,872	16,877,628
SAP SE	218,705	23,417,508
Symrise AG	156,800	13,170,780
Vonovia SE	317,700	14,544,850
Wirecard AG	74,511	13,958,914

TOTAL GERMANY		126,589,100

Hong Kong - 1.0%
AIA Group Ltd.	2,978,800	22,544,365
India - 6.1%
Asian Paints Ltd.	739,344	12,299,741
Eicher Motors Ltd.	43,436	12,840,870
Godrej Consumer Products Ltd.	1,165,050	11,418,152
HDFC Bank Ltd.	459,782	11,936,062
Housing Development Finance Corp. Ltd.	735,404	17,592,124
IndusInd Bank Ltd.	607,771	11,710,850
Kotak Mahindra Bank Ltd.	820,764	12,419,660
Maruti Suzuki India Ltd.	131,854	11,795,549
Reliance Industries Ltd.	1,178,613	16,911,885
Titan Co. Ltd.	1,103,319	12,599,557

TOTAL INDIA		131,524,450

Indonesia - 0.6%
PT Bank Central Asia Tbk	8,820,600	13,721,900
Ireland - 2.3%
Accenture PLC Class A	72,145	11,371,495
DCC PLC (United Kingdom)	142,400	12,222,353
Kerry Group PLC Class A	130,700	13,397,381
Kingspan Group PLC (Ireland)	277,508	12,069,866

TOTAL IRELAND		49,061,095

Italy - 1.1%
Amplifon SpA	617,600	10,954,556
Recordati SpA	357,900	12,128,833

TOTAL ITALY		23,083,389

Japan - 8.3%
Daikin Industries Ltd.	10,600	1,228,666
Hoya Corp.	262,500	14,921,567
Kao Corp.	236,900	15,759,116
Keyence Corp.	35,680	17,486,631
Misumi Group, Inc.	605,000	12,149,865
Nidec Corp.	122,300	15,705,473
Nissan Chemical Corp.	233,500	11,009,825
Nitori Holdings Co. Ltd.	104,980	13,709,224
OBIC Co. Ltd.	136,500	12,436,035
Recruit Holdings Co. Ltd.	603,600	16,200,378
Relo Group, Inc.	484,400	11,445,123
Tsuruha Holdings, Inc.	120,300	12,538,025
Unicharm Corp.	482,200	13,128,182
Zozo, Inc.	479,100	11,544,936

TOTAL JAPAN		179,263,046

Korea (South) - 0.6%
LG Household & Health Care Ltd.	13,837	12,660,673
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	695,397	11,558,655
Netherlands - 4.0%
ASML Holding NV (Netherlands)	117,260	20,197,347
Ferrari NV	115,500	13,539,981
Heineken NV (Bearer)	175,100	15,786,830
Interxion Holding N.V. (a)	196,533	11,569,898
Wolters Kluwer NV	234,600	13,328,500
Yandex NV Series A (a)	394,000	11,871,220

TOTAL NETHERLANDS		86,293,776

Philippines - 0.6%
SM Prime Holdings, Inc.	20,394,600	12,900,003
South Africa - 2.2%
Capitec Bank Holdings Ltd.	182,821	12,276,921
FirstRand Ltd.	3,018,300	13,157,558
Naspers Ltd. Class N	121,557	21,363,051

TOTAL SOUTH AFRICA		46,797,530

Spain - 0.7%
Amadeus IT Holding SA Class A	191,900	15,471,367
Sweden - 1.9%
Alfa Laval AB	495,600	12,656,521
ASSA ABLOY AB (B Shares)	694,300	13,810,157
Hexagon AB (B Shares)	284,300	13,936,716

TOTAL SWEDEN		40,403,394

Switzerland - 3.9%
Givaudan SA	5,866	14,234,726
Lonza Group AG	45,476	14,300,004
Partners Group Holding AG	19,414	13,830,656
Schindler Holding AG (participation certificate)	61,560	12,982,519
Sika AG	117,239	15,039,745
Temenos Group AG	99,200	13,641,662

TOTAL SWITZERLAND		84,029,312

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	854,262	32,547,382
United Kingdom - 11.2%
Beazley PLC	1,848,600	12,464,195
British American Tobacco PLC (United Kingdom)	497,200	21,553,753
Bunzl PLC	452,642	13,370,683
Compass Group PLC	769,188	15,140,912
Croda International PLC	207,500	12,783,917
Diageo PLC	626,822	21,670,185
Halma PLC	714,200	12,123,185
Hargreaves Lansdown PLC	536,000	12,797,952
InterContinental Hotel Group PLC	260,427	13,681,277
Intertek Group PLC	218,300	13,080,976
London Stock Exchange Group PLC	246,200	13,578,996
Mondi PLC	568,200	13,396,110
NMC Health PLC	299,000	13,498,661
RELX PLC	823,099	16,286,985
Rentokil Initial PLC	3,284,700	13,275,668
Rightmove PLC	2,079,300	12,017,068
St. James's Place Capital PLC	982,400	12,726,557

TOTAL UNITED KINGDOM		243,447,080

United States of America - 14.1%
Activision Blizzard, Inc.	168,200	11,614,210
Adobe, Inc. (a)	46,400	11,403,264
American Tower Corp.	74,400	11,592,264
Amphenol Corp. Class A	134,928	12,076,056
Becton, Dickinson & Co.	48,400	11,156,200
Constellation Brands, Inc. Class A (sub. vtg.)	55,980	11,152,895
Fiserv, Inc. (a)	149,000	11,815,700
FleetCor Technologies, Inc. (a)	60,000	12,001,800
Global Payments, Inc.	102,384	11,695,324
HEICO Corp. Class A	177,600	11,838,816
Marsh & McLennan Companies, Inc.	144,700	12,263,325
MasterCard, Inc. Class A	57,753	11,416,036
Microsoft Corp.	107,600	11,492,756
Moody's Corp.	78,692	11,448,112
MSCI, Inc.	76,284	11,471,588
NextEra Energy, Inc.	65,900	11,367,750
NVIDIA Corp.	60,220	12,696,183
ResMed, Inc.	111,200	11,778,304
S&P Global, Inc.	63,445	11,567,292
Sherwin-Williams Co.	31,414	12,360,467
SS&C Technologies Holdings, Inc.	231,000	11,817,960
Thermo Fisher Scientific, Inc.	49,880	11,654,462
TransDigm Group, Inc. (a)	36,400	12,021,100
UnitedHealth Group, Inc.	43,080	11,258,958
Verisk Analytics, Inc. (a)	99,300	11,900,112
Visa, Inc. Class A	82,226	11,334,854

TOTAL UNITED STATES OF AMERICA		304,195,788

TOTAL COMMON STOCKS
(Cost $1,919,974,000)		2,112,204,565

Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA sponsored ADR	1,270,993	16,738,978
Itausa-Investimentos Itau SA (PN)	4,080,400	12,323,981
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,876,061)		29,062,959

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.23% (d)	1,929,325	1,929,711
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	29,335,110	29,338,044
TOTAL MONEY MARKET FUNDS
(Cost $31,267,755)		31,267,755
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,977,117,816)		2,172,535,279
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,453,458)
NET ASSETS - 100%		$2,165,081,821

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,980,241 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$384,533
Fidelity Securities Lending Cash Central Fund	226,909
Total	$611,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$104,157,608	$68,716,400	$35,441,208	$--
Consumer Discretionary	279,270,364	257,568,077	21,702,287	--
Consumer Staples	210,300,027	151,316,973	58,983,054	--
Energy	30,097,743	30,097,743	--	--
Financials	353,537,240	341,601,178	11,936,062	--
Health Care	142,545,101	142,545,101	--	--
Industrials	408,742,849	329,273,314	79,469,535	--
Information Technology	381,286,064	322,916,041	58,370,023	--
Materials	142,965,107	131,955,282	11,009,825	--
Real Estate	64,017,430	64,017,430	--	--
Utilities	24,347,991	24,347,991	--	--
Money Market Funds	31,267,755	31,267,755	--	--
Total Investments in Securities:	$2,172,535,279	$1,895,623,285	$276,911,994	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$15,978,201
Level 2 to Level 1	$97,266,250

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $28,645,994) — See accompanying schedule: Unaffiliated issuers (cost $1,945,850,061)	$2,141,267,524
Fidelity Central Funds (cost $31,267,755)	31,267,755
Total Investment in Securities (cost $1,977,117,816)		$2,172,535,279
Cash		702,533
Receivable for investments sold		73,706,592
Receivable for fund shares sold		7,216,383
Dividends receivable		3,310,058
Distributions receivable from Fidelity Central Funds		48,938
Prepaid expenses		4,437
Other receivables		1,273,371
Total assets		2,258,797,591
Liabilities
Payable to custodian bank	$382,021
Payable for investments purchased	53,385,190
Payable for fund shares redeemed	8,536,959
Accrued management fee	1,378,081
Other affiliated payables	424,468
Other payables and accrued expenses	271,007
Collateral on securities loaned	29,338,044
Total liabilities		93,715,770
Net Assets		$2,165,081,821
Net Assets consist of:
Paid in capital		$1,922,581,751
Total distributable earnings (loss)		242,500,070
Net Assets, for 114,894,360 shares outstanding		$2,165,081,821
Net Asset Value, offering price and redemption price per share ($2,165,081,821 ÷ 114,894,360 shares)		$18.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$38,561,303
Income from Fidelity Central Funds		611,442
Income before foreign taxes withheld		39,172,745
Less foreign taxes withheld		(3,419,884)
Total income		35,752,861
Expenses
Management fee
Basic fee	$15,903,625
Performance adjustment	2,954,287
Transfer agent fees	3,906,032
Accounting and security lending fees	1,010,257
Custodian fees and expenses	528,991
Independent trustees' fees and expenses	11,355
Registration fees	91,939
Audit	92,797
Legal	6,257
Interest	7,759
Miscellaneous	15,047
Total expenses before reductions	24,528,346
Expense reductions	(1,309,473)
Total expenses after reductions		23,218,873
Net investment income (loss)		12,533,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $737,805)	61,986,891
Fidelity Central Funds	(1,088)
Foreign currency transactions	100,095
Total net realized gain (loss)		62,085,898
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,011,599)	(264,120,230)
Assets and liabilities in foreign currencies	(134,622)
Total change in net unrealized appreciation (depreciation)		(264,254,852)
Net gain (loss)		(202,168,954)
Net increase (decrease) in net assets resulting from operations		$(189,634,966)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,533,988	$9,178,583
Net realized gain (loss)	62,085,898	143,871,997
Change in net unrealized appreciation (depreciation)	(264,254,852)	278,001,565
Net increase (decrease) in net assets resulting from operations	(189,634,966)	431,052,145
Distributions to shareholders	(70,699,058)	–
Distributions to shareholders from net investment income	–	(11,269,814)
Total distributions	(70,699,058)	(11,269,814)
Share transactions
Proceeds from sales of shares	806,157,755	565,638,950
Reinvestment of distributions	55,240,406	8,894,166
Cost of shares redeemed	(548,013,633)	(665,201,653)
Net increase (decrease) in net assets resulting from share transactions	313,384,528	(90,668,537)
Redemption fees	–	5,994
Total increase (decrease) in net assets	53,050,504	329,119,788
Net Assets
Beginning of period	2,112,031,317	1,782,911,529
End of period	$2,165,081,821	$2,112,031,317
Other Information
Undistributed net investment income end of period		$6,983,838
Shares
Sold	38,562,264	30,558,983
Issued in reinvestment of distributions	2,676,277	557,628
Redeemed	(26,615,439)	(36,901,606)
Net increase (decrease)	14,623,102	(5,784,995)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$16.81	$16.98	$17.22	$16.28
Income from Investment Operations
Net investment income (loss)A	.11	.09	.12	.11	.13
Net realized and unrealized gain (loss)	(1.63)	4.27	(.03)	.56	.93
Total from investment operations	(1.52)	4.36	.09	.67	1.06
Distributions from net investment income	(.07)	(.11)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.63)	–	(.19)	(.81)	–
Total distributions	(.70)	(.11)	(.26)	(.91)B	(.12)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C
Net asset value, end of period	$18.84	$21.06	$16.81	$16.98	$17.22
Total ReturnD	(7.51)%	26.13%	.53%	3.96%	6.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%	1.12%	1.14%	1.13%	1.14%
Expenses net of fee waivers, if any	1.06%	1.12%	1.14%	1.13%	1.14%
Expenses net of all reductions	1.01%	1.10%	1.12%	1.11%	1.14%
Net investment income (loss)	.54%	.50%	.69%	.64%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,165,082	$2,112,031	$1,782,912	$1,379,660	$1,145,744
Portfolio turnover rateG	157%H	178%H	167%	187%	178%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.813 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$296,180,674
Gross unrealized depreciation	(114,492,324)
Net unrealized appreciation (depreciation)	$181,688,350
Tax Cost	$1,990,846,929

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,487,232
Undistributed long-term capital gain	$51,590,705
Net unrealized appreciation (depreciation) on securities and other investments	$181,422,132

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$7,081,356	$ 11,269,814
Long-term Capital Gains	63,617,702	–
Total	$70,699,058	$ 11,269,814

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,835,728,524 and $3,554,391,906, respectively.

Redemptions In-Kind. During the period, 1,386,625 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $29,374,572. The net realized gain of $8,546,160 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,384 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,501,263	1.96%	$7,759

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 8,315,551 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $165,479,456. The net realized gain of $45,376,740 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,197 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,546,493. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $226,909, including $194 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,287,876 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $21,597.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 27% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Fidelity® Overseas Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Overseas Fund	(7.23)%	4.83%	8.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Overseas Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$21,602	Fidelity® Overseas Fund
$19,780	MSCI EAFE Index

Fidelity® Overseas Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tensions, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

Comments from Portfolio Manager Vincent Montemaggiore:  For the fiscal year, the fund’s share classes returned roughly -7%, trailing the -6.65% return of the benchmark MSCI EAFE Index. Versus the benchmark, security selection within consumer staples was the biggest detractor, though picks in health care and a sizable underweighting in the strong-performing energy sector, also weighed on relative results. Geographically, our investment choices in the U.K. notably detracted. Among stocks, our sizable overweighting in enterprise software provider Micro Focus International was the largest relative detractor. A recent acquisition proved challenging, with revenue declining faster than anticipated amid heavy sales-force attrition. The fund’s out-of-benchmark stake in Conviviality, another U.K.-based holding and distributor of alcoholic beverages, also hurt, as did overweighting Germany-based drugmaker and chemical company Bayer. Conversely, stock selection in communication services, information technology, materials and industrials all bolstered relative performance. By region, non-benchmark exposure to the United States and stock selection in continental Europe added value. The top individual relative contributor was an out-of-benchmark position in Japan-based Nakanishi, a manufacturer of dental equipment. Non-benchmark exposure to LivaNova, a London-based maker of medical devices, as well as an overweighting in Edenred, a France-based company providing payment solutions, also aided results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
United Kingdom	21.7%
Japan	17.5%
France	9.7%
Germany	8.4%
United States of America*	8.3%
Switzerland	6.4%
Netherlands	3.3%
Spain	3.2%
Ireland	3.0%
Other	18.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks	97.1
Short-Term Investments and Net Other Assets (Liabilities)	2.9

Top Ten Stocks as of October 31, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
SAP SE (Germany, Software)	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Diageo PLC (United Kingdom, Beverages)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.3
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3
Sanofi SA (France, Pharmaceuticals)	1.3
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.3
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	1.2
14.2

Top Market Sectors as of October 31, 2018

% of fund's net assets
Financials	22.7
Industrials	16.5
Health Care	14.9
Information Technology	11.0
Consumer Staples	10.5
Consumer Discretionary	7.4
Materials	6.8
Communication Services	4.1
Energy	3.2

Fidelity® Overseas Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.8%
Adelaide Brighton Ltd.	6,442,640	$25,868,556
Aub Group Ltd.	2,726,553	26,007,991

TOTAL AUSTRALIA		51,876,547

Austria - 0.6%
Erste Group Bank AG	978,300	39,890,574
Bailiwick of Jersey - 1.0%
Ferguson PLC	615,161	41,540,165
Sanne Group PLC	3,785,354	27,095,261

TOTAL BAILIWICK OF JERSEY		68,635,426

Belgium - 1.1%
KBC Groep NV	1,077,554	74,327,935
Bermuda - 2.1%
Credicorp Ltd. (United States)	177,600	40,086,096
Hiscox Ltd.	2,503,600	52,097,653
IHS Markit Ltd. (a)	938,300	49,288,899

TOTAL BERMUDA		141,472,648

Canada - 0.7%
Constellation Software, Inc.	72,000	49,551,992
Cayman Islands - 0.2%
ZTO Express (Cayman), Inc. sponsored ADR	752,521	12,205,891
Denmark - 1.4%
DSV de Sammensluttede Vognmaend A/S	665,200	53,483,417
Netcompany Group A/S	637,687	21,090,363
NNIT A/S (b)	688,597	19,444,510

TOTAL DENMARK		94,018,290

France - 9.7%
ALTEN (c)	386,035	37,231,202
Amundi SA (b)	572,606	34,101,400
Capgemini SA	570,433	69,778,901
Compagnie de St. Gobain	1,045,218	39,374,850
Danone SA	998,900	70,735,495
Edenred SA	1,696,600	64,433,058
Elior SA	1,094,400	15,779,754
Elis SA	6,716	135,631
LVMH Moet Hennessy - Louis Vuitton SA	283,263	85,943,532
Sanofi SA	981,181	87,678,895
SR Teleperformance SA	311,100	51,304,696
Total SA	1,822,360	106,927,746

TOTAL FRANCE		663,425,160

Germany - 7.5%
adidas AG	243,842	57,447,029
Axel Springer Verlag AG	668,042	44,415,811
Bayer AG	938,188	71,914,418
Deutsche Post AG	1,889,247	59,653,485
Fresenius Medical Care AG & Co. KGaA	513,236	40,297,498
Fresenius SE & Co. KGaA	980,196	62,297,169
Hannover Reuck SE	353,700	47,713,640
SAP SE	999,345	107,003,360
Scout24 AG (b)	482,800	20,047,280

TOTAL GERMANY		510,789,690

Hong Kong - 1.3%
AIA Group Ltd.	11,761,400	89,013,458
India - 0.7%
Axis Bank Ltd. (a)	3,318,035	26,127,955
HDFC Bank Ltd. sponsored ADR	286,600	25,481,606

TOTAL INDIA		51,609,561

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	165,352,600	34,261,516
Ireland - 3.0%
CRH PLC	881,600	26,325,021
DCC PLC (United Kingdom)	648,812	55,688,267
Kerry Group PLC Class A	539,448	55,296,023
Kingspan Group PLC (Ireland)	739,780	32,175,814
United Drug PLC (United Kingdom)	4,165,303	33,648,251

TOTAL IRELAND		203,133,376

Italy - 1.3%
Banca Generali SpA	356,218	6,871,100
FinecoBank SpA	1,981,500	20,751,223
Prada SpA	7,066,000	24,959,124
Recordati SpA	1,127,300	38,202,943

TOTAL ITALY		90,784,390

Japan - 17.5%
AEON Financial Service Co. Ltd.	1,642,500	32,257,544
Daiichikosho Co. Ltd.	647,500	29,840,032
Daikin Industries Ltd.	314,400	36,442,709
Elecom Co. Ltd.	349,200	8,287,833
Hoya Corp.	1,601,000	91,007,347
Iriso Electronics Co. Ltd.	576,800	24,409,270
Keyence Corp.	125,780	61,644,295
KH Neochem Co. Ltd.	1,404,800	39,840,121
Miroku Jyoho Service Co., Ltd.	1,016,800	19,194,257
Misumi Group, Inc.	328,100	6,589,042
Mitsubishi UFJ Financial Group, Inc.	12,071,400	73,062,062
Morinaga & Co. Ltd.	492,700	19,802,318
Nabtesco Corp.	771,100	17,002,675
Nakanishi, Inc.	2,384,400	55,851,192
Nissan Chemical Corp.	652,300	30,756,783
Nitori Holdings Co. Ltd.	349,500	45,640,825
NOF Corp.	940,200	26,705,730
OBIC Co. Ltd.	547,000	49,835,246
Olympus Corp.	1,330,900	44,361,290
ORIX Corp.	5,117,400	83,494,779
Otsuka Corp.	967,700	32,160,899
PALTAC Corp.	489,100	24,967,572
Recruit Holdings Co. Ltd.	2,291,600	61,505,609
S Foods, Inc.	610,200	24,632,968
SMC Corp.	141,400	45,301,635
Sundrug Co. Ltd.	550,000	19,984,934
Suzuki Motor Corp.	768,700	38,332,547
Temp Holdings Co., Ltd.	1,682,900	32,036,772
Tsuruha Holdings, Inc.	404,600	42,168,618
USS Co. Ltd.	1,668,400	30,119,474
Welcia Holdings Co. Ltd.	1,038,300	53,003,128

TOTAL JAPAN		1,200,239,506

Kenya - 0.3%
Safaricom Ltd.	97,623,300	22,230,575
Korea (South) - 0.3%
LG Chemical Ltd.	71,240	21,665,451
Netherlands - 3.3%
Adyen BV (b)	9,600	6,209,822
Grandvision NV (b)	1,249,800	31,624,191
Heineken NV (Bearer)	613,100	55,276,446
IMCD Group BV	1,047,578	71,133,026
Koninklijke Philips Electronics NV	1,692,645	63,128,647

TOTAL NETHERLANDS		227,372,132

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	30,961,180
Trade Maine Group Ltd.	7,426,198	23,502,933

TOTAL NEW ZEALAND		54,464,113

Norway - 1.9%
Equinor ASA	3,211,459	83,545,631
Schibsted ASA (A Shares)	1,379,800	47,811,286

TOTAL NORWAY		131,356,917

Spain - 3.2%
Amadeus IT Holding SA Class A	758,730	61,170,350
CaixaBank SA (c)	14,075,816	56,960,761
Grifols SA ADR	2,684,937	54,826,414
Masmovil Ibercom SA (a)	114,890	14,912,916
Prosegur Cash SA (b)	15,610,356	30,941,872

TOTAL SPAIN		218,812,313

Sweden - 2.9%
Addlife AB	839,841	19,272,617
Alfa Laval AB	986,050	25,181,522
HEXPOL AB (B Shares)	4,020,852	37,215,668
Indutrade AB	1,920,923	46,096,358
Swedbank AB (A Shares)	3,042,523	68,522,971

TOTAL SWEDEN		196,289,136

Switzerland - 6.4%
Credit Suisse Group AG	3,994,641	52,224,607
Julius Baer Group Ltd.	843,159	38,452,084
Kaba Holding AG (B Shares) (Reg.) (c)	50,195	36,232,701
Lonza Group AG	206,492	64,931,754
Roche Holding AG (participation certificate)	569,128	138,504,359
Sika AG	391,927	50,277,484
UBS Group AG	4,398,787	61,538,906

TOTAL SWITZERLAND		442,161,895

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,162,000	38,731,202
United Kingdom - 21.7%
Admiral Group PLC	1,870,200	48,120,556
Ascential PLC	8,887,887	42,806,353
Beazley PLC	5,153,400	34,746,825
British American Tobacco PLC (United Kingdom)	1,832,460	79,437,633
Cineworld Group PLC	14,248,039	53,652,091
Compass Group PLC	3,239,794	63,773,012
Conviviality PLC (d)	5,450,078	70
Cranswick PLC	801,170	29,595,204
Dechra Pharmaceuticals PLC	785,595	22,954,813
Diageo PLC	2,579,000	89,159,932
Diploma PLC	2,211,136	37,165,504
Halma PLC	2,384,970	40,483,664
Hastings Group Holdings PLC (b)	8,060,163	19,069,928
Hilton Food Group PLC	2,135,189	25,163,211
InterContinental Hotel Group PLC	943,400	49,560,594
Intertek Group PLC	720,045	43,146,548
James Fisher and Sons PLC	1,005,258	21,766,558
John Wood Group PLC	2,834,592	25,876,719
JTC PLC	2,888,200	12,367,186
LivaNova PLC (a)	296,629	33,219,482
London Stock Exchange Group PLC	1,233,130	68,012,459
Melrose Industries PLC	3,500,863	7,546,755
Micro Focus International PLC	1,627,923	25,236,415
Mondi PLC	1,568,100	36,970,151
Prudential PLC	3,890,071	77,893,321
Reckitt Benckiser Group PLC	1,096,424	88,661,356
Rentokil Initial PLC	9,621,600	38,887,317
Rio Tinto PLC	1,178,154	57,200,287
Rolls-Royce Holdings PLC	3,236,492	34,708,763
Rotork PLC	8,734,106	33,469,475
Schroders PLC	385,533	13,206,726
Spectris PLC	1,434,344	39,307,635
St. James's Place Capital PLC	3,946,863	51,129,862
Standard Life PLC	8,566,461	29,618,804
The Weir Group PLC	1,958,200	39,697,124
Ultra Electronics Holdings PLC	1,340,794	24,644,486
Victrex PLC	907,931	30,776,922
Volution Group PLC	9,088,967	20,098,305

TOTAL UNITED KINGDOM		1,489,132,046

United States of America - 5.4%
Alphabet, Inc. Class C (a)	30,393	32,726,271
Boston Scientific Corp. (a)	1,413,700	51,091,118
International Flavors & Fragrances, Inc.	231,195	33,444,669
International Flavors & Fragrances, Inc. (Israel)	95,117	13,733,710
Marsh & McLennan Companies, Inc.	588,900	49,909,275
Moody's Corp.	292,300	42,523,804
S&P Global, Inc.	348,441	63,527,763
Sherwin-Williams Co.	111,300	43,793,211
Worldpay, Inc. (a)	456,600	41,934,144

TOTAL UNITED STATES OF AMERICA		372,683,965

TOTAL COMMON STOCKS
(Cost $5,843,867,778)		6,590,135,705

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	554,944	60,706,066
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	143,694,432	183,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $56,093,831)		60,889,736

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 2.23% (e)	254,742,826	254,793,774
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	71,450,945	71,458,090
TOTAL MONEY MARKET FUNDS
(Cost $326,251,864)		326,251,864
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $6,226,213,473)		6,977,277,305
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(125,429,622)
NET ASSETS - 100%		$6,851,847,683

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,439,003 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,167,490
Fidelity Securities Lending Cash Central Fund	2,365,560
Total	$3,533,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$288,395,335	$288,395,335	$--	$--
Consumer Discretionary	503,856,478	379,580,399	124,276,079	--
Consumer Staples	713,623,402	385,628,916	327,994,416	70
Energy	216,350,096	109,422,350	106,927,746	--
Financials	1,551,409,503	1,252,816,668	298,592,835	--
Health Care	1,023,593,897	515,411,621	508,182,276	--
Industrials	1,125,914,836	894,229,420	231,685,416	--
Information Technology	753,308,130	582,337,153	170,970,977	--
Materials	474,573,764	360,291,673	114,282,091	--
Money Market Funds	326,251,864	326,251,864	--	--
Total Investments in Securities:	$6,977,277,305	$5,094,365,399	$1,882,911,836	$70

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$345,754,342
Level 2 to Level 1	$916,928,196

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $68,281,363) — See accompanying schedule: Unaffiliated issuers (cost $5,899,961,609)	$6,651,025,441
Fidelity Central Funds (cost $326,251,864)	326,251,864
Total Investment in Securities (cost $6,226,213,473)		$6,977,277,305
Receivable for investments sold		40,995,005
Receivable for fund shares sold		86,401,010
Dividends receivable		26,172,107
Distributions receivable from Fidelity Central Funds		246,205
Prepaid expenses		14,121
Other receivables		600,350
Total assets		7,131,706,103
Liabilities
Payable to custodian bank	$61,386
Payable for investments purchased	194,766,847
Payable for fund shares redeemed	7,581,053
Accrued management fee	4,159,311
Other affiliated payables	1,005,784
Other payables and accrued expenses	817,484
Collateral on securities loaned	71,466,555
Total liabilities		279,858,420
Net Assets		$6,851,847,683
Net Assets consist of:
Paid in capital		$5,758,733,606
Total distributable earnings (loss)		1,093,114,077
Net Assets		$6,851,847,683
Net Asset Value and Maximum Offering Price
Overseas:
Net Asset Value, offering price and redemption price per share ($5,825,756,648 ÷ 126,526,889 shares)		$46.04
Class K:
Net Asset Value, offering price and redemption price per share ($1,026,091,035 ÷ 22,317,544 shares)		$45.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$188,805,729
Income from Fidelity Central Funds		3,533,050
Income before foreign taxes withheld		192,338,779
Less foreign taxes withheld		(16,171,173)
Total income		176,167,606
Expenses
Management fee
Basic fee	$50,790,352
Performance adjustment	8,379,007
Transfer agent fees	10,749,183
Accounting and security lending fees	1,689,727
Custodian fees and expenses	898,145
Independent trustees' fees and expenses	38,286
Registration fees	136,895
Audit	86,557
Legal	21,245
Interest	23,248
Miscellaneous	52,008
Total expenses before reductions	72,864,653
Expense reductions	(833,020)
Total expenses after reductions		72,031,633
Net investment income (loss)		104,135,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,186,200
Fidelity Central Funds	(17,834)
Foreign currency transactions	(1,863,296)
Total net realized gain (loss)		253,305,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(873,587,045)
Fidelity Central Funds	11,865
Assets and liabilities in foreign currencies	(290,293)
Total change in net unrealized appreciation (depreciation)		(873,865,473)
Net gain (loss)		(620,560,403)
Net increase (decrease) in net assets resulting from operations		$(516,424,430)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,135,973	$85,275,934
Net realized gain (loss)	253,305,070	136,914,624
Change in net unrealized appreciation (depreciation)	(873,865,473)	1,248,492,417
Net increase (decrease) in net assets resulting from operations	(516,424,430)	1,470,682,975
Distributions to shareholders	(89,089,141)	–
Distributions to shareholders from net investment income	–	(95,770,528)
Distributions to shareholders from net realized gain	–	(6,822,064)
Total distributions	(89,089,141)	(102,592,592)
Share transactions - net increase (decrease)	(528,598,495)	1,304,095,173
Redemption fees	–	11,066
Total increase (decrease) in net assets	(1,134,112,066)	2,672,196,622
Net Assets
Beginning of period	7,985,959,749	5,313,763,127
End of period	$6,851,847,683	$7,985,959,749
Other Information
Undistributed net investment income end of period		$82,288,871

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Overseas Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$50.18	$40.73	$41.56	$39.02	$39.22
Income from Investment Operations
Net investment income (loss)A	.68	.58	.75B	.52	.77C
Net realized and unrealized gain (loss)	(4.27)	9.65	(1.15)	2.69	(.28)
Total from investment operations	(3.59)	10.23	(.40)	3.21	.49
Distributions from net investment income	(.52)	(.72)	(.43)	(.67)	(.51)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)
Total distributions	(.55)	(.78)D	(.43)E	(.67)	(.69)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F
Net asset value, end of period	$46.04	$50.18	$40.73	$41.56	$39.02
Total ReturnG	(7.23)%	25.63%	(.97)%	8.34%	1.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%	1.00%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	.97%	1.00%	1.03%	1.04%	1.04%
Expenses net of all reductions	.96%	1.00%	1.03%	1.03%	1.04%
Net investment income (loss)	1.35%	1.30%	1.88%H	1.28%	1.93%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,825,757	$6,828,078	$4,569,084	$3,844,290	$2,738,667
Portfolio turnover rateJ	33%	26%K	33%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$50.11	$40.67	$41.49	$38.96	$39.17
Income from Investment Operations
Net investment income (loss)A	.73	.64	.80B	.57	.82C
Net realized and unrealized gain (loss)	(4.26)	9.62	(1.14)	2.68	(.28)
Total from investment operations	(3.53)	10.26	(.34)	3.25	.54
Distributions from net investment income	(.57)	(.77)	(.47)	(.72)	(.58)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)
Total distributions	(.60)	(.82)	(.48)	(.72)	(.75)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E
Net asset value, end of period	$45.98	$50.11	$40.67	$41.49	$38.96
Total ReturnF	(7.13)%	25.80%	(.85)%	8.47%	1.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%	.89%	.91%	.91%	.90%
Expenses net of fee waivers, if any	.86%	.89%	.91%	.91%	.90%
Expenses net of all reductions	.85%	.88%	.90%	.90%	.90%
Net investment income (loss)	1.46%	1.42%	2.00%G	1.40%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,026,091	$1,157,882	$744,679	$691,585	$626,817
Portfolio turnover rateI	33%	26%J	33%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $392,074 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,126,112,493
Gross unrealized depreciation	(386,461,335)
Net unrealized appreciation (depreciation)	$739,651,158
Tax Cost	$6,237,626,147

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$97,422,444
Undistributed long-term capital gain	$256,694,922
Net unrealized appreciation (depreciation) on securities and other investments	$739,388,787

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$89,089,141	$ 102,592,592

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,468,136,118 and $3,058,005,551, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $257,590,200 in exchange for 5,518,213 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Overseas	$10,213,574.16
Class K	535,609.05
	$10,749,183

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,660 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$18,373,800	1.79%	$22,792

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,142 and is reflected in Miscellaneous expenses on the Statement of Operations. Interest is charged to the Fund based on its borrowing at a rate equal to .75% plus the higher of the Federal Funds Rate or one-month LIBOR. The Fund's average daily loan balance during the period for which loans were outstanding amounted to $6,700,000. The weighted average interest rate and interest expense was 2.45% and $456, respectively. At period end, there were no borrowings outstanding.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,365,560. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $747,154 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,236.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $79,630.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Overseas	$74,926,544	$–
Class K	14,162,597	–
Total	$89,089,141	$–
From net investment income
Overseas	$–	$81,032,285
Class K	–	14,738,243
Total	$–	$95,770,528
From net realized gain
Overseas	$–	$5,828,046
Class K	–	994,018
Total	$–	$6,822,064

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Overseas
Shares sold	29,404,571	43,630,558(a)	$1,465,217,884	$1,962,017,751(a)
Reinvestment of distributions	1,397,531	2,111,926	69,429,338	82,914,195
Shares redeemed	(40,342,442)	(21,850,358)	(2,020,744,759)	(954,218,064)
Net increase (decrease)	(9,540,340)	23,892,126	$(486,097,537)	$1,090,713,882
Class K
Shares sold	6,397,391	9,782,877	$319,720,787	$437,887,827
Reinvestment of distributions	285,767	401,743	14,162,597	15,732,261
Shares redeemed	(7,474,394)	(5,385,134)	(376,384,342)	(240,238,797)
Net increase (decrease)	(791,236)	4,799,486	$(42,500,958)	$213,381,291

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Fidelity® Worldwide Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Worldwide Fund	4.23%	7.52%	11.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Worldwide Fund, a class of the fund, on October 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

Period Ending Values
$28,494	Fidelity® Worldwide Fund
$27,101	MSCI World Index

Fidelity® Worldwide Fund

Management's Discussion of Fund Performance

Market Recap:  Global equities returned -0.14% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) Index. A modestly positive first half of the period gave way to a confluence of negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -4% second-half return. The index lost 7.5% in October alone, its largest monthly drop in more than six years. Among sectors, economically sensitive materials (-8%), financials (-6%) and industrials (-5%) stocks suffered from concerns about slowing growth in some key markets. Rising interest rates in the U.S. exerted pressure on real estate (-4%) and utilities (-2%). Conversely, information technology (+9%) benefited from better-than-expected earnings from some major index constituents. Stable profit growth helped health care (+8%) perform well, while elevated crude-oil prices supported energy (+5%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%). The U.S. (+7%) was the only region with a positive return, helped by steady economic and corporate profit growth.

Comments from William Kennedy, Lead Portfolio Manager and manager of the non-U.S. equity subportfolio, and Stephen DuFour, Co-Manager and manager of the U.S. equity subportfolio:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained about 4%, beating the 1.59% return of the benchmark MSCI World Index. Stock picks in the U.S. and the top-performing information technology sector gave the biggest boost by far to relative performance. Security selection in the financials and industrials sectors also helped. Individual standouts included U.S.-based software & services companies Square, which does payments processing; Adobe, which focuses on desktop publishing; and Intuit, known for its Quickbooks® bookkeeping and TurboTax® tax preparation products. Elsewhere, shares of U.S.-based health insurer Humana benefited from the company’s exposure to Medicare supplement plans. Cost controls and favorable pricing trends also helped. Adobe, Intuit and Humana were top holdings and overweightings at period end. By contrast, a non-benchmark stake in emerging markets, along with stock picks in consumer discretionary, consumer staples and communication services, hindered relative performance. Individual detractors included consumer technology leader Apple and discount retailing giant Walmart, largely because the fund was underexposed to each when the stock rallied most. The fund did not own Walmart at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2018
United States of America*	62.9%
Japan	6.4%
United Kingdom	6.4%
Germany	4.0%
Switzerland	3.2%
France	3.0%
Ireland	2.2%
Netherlands	2.0%
Spain	1.4%
Other	8.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2018

% of fund's net assets
Stocks and Equity Futures	91.4
Short-Term Investments and Net Other Assets (Liabilities)	8.6

Top Ten Stocks as of October 31, 2018

% of fund's net assets
AstraZeneca PLC (United Kingdom, Pharmaceuticals)	3.1
Microsoft Corp. (United States of America, Software)	3.0
Humana, Inc. (United States of America, Health Care Providers & Services)	3.0
PayPal Holdings, Inc. (United States of America, IT Services)	2.9
Adobe, Inc. (United States of America, Software)	2.9
Intuit, Inc. (United States of America, Software)	2.9
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	2.9
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.9
MasterCard, Inc. Class A (United States of America, IT Services)	2.6
Visa, Inc. Class A (United States of America, IT Services)	2.4
28.6

Top Market Sectors as of October 31, 2018

% of fund's net assets
Information Technology	28.0
Health Care	19.8
Consumer Discretionary	8.8
Industrials	7.7
Financials	7.6
Consumer Staples	5.3
Energy	4.7
Real Estate	2.8
Communication Services	2.7
Materials	1.6

Fidelity® Worldwide Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Australia - 0.4%
Bapcor Ltd. (a)	831,321	$4,020,821
Blue Sky Alternative Investments Ltd.(b)	254,244	217,852
Inghams Group Ltd. (a)	513,123	1,417,135
Magellan Financial Group Ltd.	81,493	1,537,375
National Storage (REIT) unit	1,830,453	2,210,081
Rio Tinto Ltd.	263	14,229

TOTAL AUSTRALIA		9,417,493

Austria - 0.6%
Erste Group Bank AG	167,900	6,846,190
Wienerberger AG	252,200	5,804,496

TOTAL AUSTRIA		12,650,686

Bailiwick of Jersey - 0.1%
Glencore Xstrata PLC	405,468	1,652,501
Belgium - 0.4%
KBC Groep NV	125,664	8,668,100
Bermuda - 0.2%
Hiscox Ltd.	258,027	5,369,309
Canada - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	95,000	4,536,936
Cenovus Energy, Inc. (Canada)	228,100	1,930,217
Constellation Software, Inc.	6,200	4,266,977
Shopify, Inc. (a)(b)	48,000	6,631,200
Suncor Energy, Inc.	209,700	7,034,336

TOTAL CANADA		24,399,666

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	27,400	3,898,472
ENN Energy Holdings Ltd.	301,500	2,562,497
Meituan Dianping Class B	369,166	2,148,068

TOTAL CAYMAN ISLANDS		8,609,037

China - 0.1%
Qingdao Port International Co. Ltd. (b)(c)	876,000	513,852
Shanghai International Airport Co. Ltd. (A Shares)	212,329	1,508,232

TOTAL CHINA		2,022,084

Denmark - 0.5%
Netcompany Group A/S	83,500	2,761,614
NNIT A/S (c)	150,414	4,247,370
Novo Nordisk A/S Series B	67,280	2,905,592
Novozymes A/S Series B	25,100	1,240,348

TOTAL DENMARK		11,154,924

Finland - 0.1%
Sampo Oyj (A Shares)	72,300	3,329,672
France - 3.0%
ALTEN	29,500	2,845,132
Capgemini SA	63,400	7,755,481
Cegedim SA (b)	39,210	981,488
Elis SA	152,000	3,069,663
LVMH Moet Hennessy - Louis Vuitton SA	22,839	6,929,477
Sartorius Stedim Biotech	25,200	3,128,289
SMCP S.A.S. (c)	47,694	1,129,031
Societe Generale Series A	131,500	4,820,494
Thales SA	38,700	4,953,192
Total SA (a)	362,209	21,252,767
VINCI SA (a)	107,600	9,576,332

TOTAL FRANCE		66,441,346

Germany - 4.0%
adidas AG	41,769	9,840,409
Akasol AG	27,300	1,260,045
Allianz SE	36,000	7,499,519
Aumann AG (c)	8,815	435,316
Deutsche Borse AG	9,362	1,183,100
Deutsche Post AG	210,575	6,648,963
Fresenius SE & Co. KGaA	112,600	7,156,386
Instone Real Estate Group BV (c)	74,900	1,756,943
JOST Werke AG (c)	14,800	516,307
Linde PLC	49,434	8,110,357
MTU Aero Engines Holdings AG	35,800	7,615,078
Muenchener Rueckversicherungs AG	16,500	3,549,923
Nexus AG	46,000	1,255,656
Rational AG	3,670	2,128,295
Rheinmetall AG	25,100	2,175,995
SAP SE	147,484	15,791,627
Vonovia SE	90,900	4,161,558
WashTec AG	65,318	5,038,204
Wirecard AG	23,000	4,308,827

TOTAL GERMANY		90,432,508

Greece - 0.0%
Ff Group (b)(d)	59,300	257,918
Hong Kong - 0.4%
AIA Group Ltd.	1,060,200	8,023,881
Techtronic Industries Co. Ltd.	231,000	1,081,070

TOTAL HONG KONG		9,104,951

India - 1.2%
Avenue Supermarts Ltd. (b)(c)	1,642	29,704
HDFC Bank Ltd.	149,162	3,872,285
HDFC Bank Ltd. sponsored ADR	79,793	7,094,396
Housing Development Finance Corp. Ltd.	299,294	7,159,626
Lupin Ltd. (b)	1,335	15,983
Sunteck Realty Ltd. (b)	304,120	1,332,889
TCNS Clothing Co. Ltd. (b)	208,823	1,744,897
V-Mart Retail Ltd. (b)	153,431	5,007,771

TOTAL INDIA		26,257,551

Indonesia - 0.0%
PT Kino Indonesia Tbk	234,500	31,467
Ireland - 2.2%
Accenture PLC Class A	108,000	17,022,960
Alkermes PLC (b)	43,100	1,759,773
Cairn Homes PLC (b)	2,774,039	4,455,378
CRH PLC	82,065	2,447,850
Dalata Hotel Group PLC	476,400	2,951,582
DCC PLC (United Kingdom)	16,000	1,373,298
Glenveagh Properties PLC (c)	1,327,224	1,256,742
Green REIT PLC	621,300	1,026,017
Greencore Group PLC	372,815	901,599
Kerry Group PLC Class A	42,100	4,315,453
Perrigo Co. PLC	82,000	5,764,600
Ryanair Holdings PLC sponsored ADR (b)	31,670	2,622,276
United Drug PLC (United Kingdom)	330,700	2,671,469

TOTAL IRELAND		48,568,997

Italy - 0.3%
Prada SpA	387,500	1,368,760
Recordati SpA	134,100	4,544,500

TOTAL ITALY		5,913,260

Japan - 5.4%
A/S One Corp.	87,200	6,197,935
AEON Financial Service Co. Ltd.	142,200	2,792,708
Ain Holdings, Inc.	51,100	4,003,403
Daiichikosho Co. Ltd.	62,500	2,880,312
Hoya Corp.	148,000	8,412,922
Keyence Corp.	10,220	5,008,783
Mercari, Inc. (a)(b)	16,300	412,574
Minebea Mitsumi, Inc.	283,600	4,338,520
Misumi Group, Inc.	64,700	1,299,333
Mitsubishi UFJ Financial Group, Inc.	946,000	5,725,658
Monex Group, Inc. (a)	297,500	1,173,284
Morinaga & Co. Ltd.	37,000	1,487,083
Murata Manufacturing Co. Ltd.	17,600	2,677,396
Nidec Corp.	30,600	3,929,579
Nitori Holdings Co. Ltd.	44,600	5,824,266
ORIX Corp.	512,400	8,360,246
PALTAC Corp.	43,700	2,230,797
Panasonic Corp.	563,100	6,042,883
Recruit Holdings Co. Ltd.	48,000	1,288,300
Relo Group, Inc.	233,500	5,517,003
Shiseido Co. Ltd.	20,900	1,318,696
SMC Corp.	21,000	6,727,966
SoftBank Corp.	75,200	5,951,239
Sony Corp.	190,000	10,282,183
Takeda Pharmaceutical Co. Ltd.	101,100	4,191,560
Tsuruha Holdings, Inc.	43,200	4,502,433
VT Holdings Co. Ltd.	31,200	129,960
Welcia Holdings Co. Ltd.	149,000	7,606,151
Zozo, Inc.	46,600	1,122,926

TOTAL JAPAN		121,436,099

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,423,601
Korea (South) - 0.2%
Cafe24 Corp. (b)	17,437	1,688,684
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	787,203
KB Financial Group, Inc.	28,328	1,178,198

TOTAL KOREA (SOUTH)		3,654,085

Netherlands - 2.0%
Adyen BV (c)	10,328	6,680,733
ASML Holding NV (Netherlands)	51,000	8,784,451
Basic-Fit NV (b)(c)	37,100	1,069,442
IMCD Group BV	69,800	4,739,585
Koninklijke Philips Electronics NV	246,363	9,188,319
Unilever NV (Certificaten Van Aandelen) (Bearer)	233,427	12,543,200
uniQure B.V. (b)	63,330	1,629,481
Van Lanschot NV (Bearer)	17,200	421,776

TOTAL NETHERLANDS		45,056,987

New Zealand - 0.5%
EBOS Group Ltd.	210,137	2,857,683
Fisher & Paykel Healthcare Corp.	310,683	2,757,212
Ryman Healthcare Group Ltd.	617,875	4,878,651

TOTAL NEW ZEALAND		10,493,546

Norway - 0.9%
Equinor ASA	813,780	21,170,366
Philippines - 0.1%
D&L Industries, Inc.	8,349,900	1,781,329
Spain - 1.4%
Aedas Homes SAU (c)	32,625	844,000
Amadeus IT Holding SA Class A	50,600	4,079,475
CaixaBank SA	2,857,984	11,565,436
Grifols SA ADR	289,773	5,917,165
Masmovil Ibercom SA (b)	48,541	6,300,704
Neinor Homes SLU (b)(c)	66,100	1,063,128
Prosegur Cash SA (c)	321,606	637,467
Zardoya Otis SA	254,611	1,744,730

TOTAL SPAIN		32,152,105

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	270,600	5,382,441
HEXPOL AB (B Shares)	118,900	1,100,499
Indutrade AB	183,500	4,403,447
Saab AB (B Shares)	71,000	2,782,230
Svenska Cellulosa AB (SCA) (B Shares)	345,500	3,270,322
Telefonaktiebolaget LM Ericsson (B Shares)	389,700	3,393,024

TOTAL SWEDEN		20,331,963

Switzerland - 3.2%
Credit Suisse Group AG	202,397	2,646,071
EDAG Engineering Group AG	77,800	1,543,865
Forbo Holding AG (Reg.)	1,430	2,099,955
Julius Baer Group Ltd.	80,910	3,689,883
Kaba Holding AG (B Shares) (Reg.)	2,860	2,064,459
Lonza Group AG	18,382	5,780,251
Nestle SA (Reg. S)	252,910	21,351,448
Partners Group Holding AG	9,582	6,826,277
Roche Holding AG (participation certificate)	73,419	17,867,425
Schindler Holding AG (participation certificate)	14,628	3,084,930
UBS Group AG	333,980	4,672,371

TOTAL SWITZERLAND		71,626,935

United Kingdom - 6.4%
Anglo American PLC (United Kingdom)	93,759	2,007,606
AstraZeneca PLC:
(United Kingdom)	217,292	16,620,593
sponsored ADR	1,349,000	52,314,220
Beazley PLC	335,600	2,262,785
BHP Billiton PLC	292,606	5,837,107
Big Yellow Group PLC	199,900	2,203,793
British American Tobacco PLC:
(United Kingdom)	137,307	5,952,295
sponsored ADR	27,000	1,171,800
Bunzl PLC	238,676	7,050,299
Compass Group PLC	240,242	4,728,991
Conviviality PLC (d)	367,080	5
Cranswick PLC	123,087	4,546,831
Dechra Pharmaceuticals PLC	102,400	2,992,092
Hilton Food Group PLC	374,800	4,417,020
Hotel Chocolat Group Ltd.	603,300	2,101,351
JTC PLC	342,900	1,468,288
Keywords Studios PLC	49,300	863,309
LivaNova PLC (b)	27,600	3,090,924
London Stock Exchange Group PLC	87,381	4,819,441
Melrose Industries PLC	612,285	1,319,893
Micro Focus International PLC	257,130	3,986,085
Moneysupermarket.com Group PLC	63	236
NCC Group Ltd.	584,200	1,468,060
Reckitt Benckiser Group PLC	24,576	1,987,316
Rio Tinto PLC	82,090	3,985,533
Senior Engineering Group PLC	499,600	1,743,347
St. James's Place Capital PLC	156,533	2,027,816
Standard Chartered PLC (United Kingdom)	4,920	34,557
The Weir Group PLC	53,754	1,089,715

TOTAL UNITED KINGDOM		142,091,308

United States of America - 54.3%
Abbott Laboratories	209,000	14,408,460
Activision Blizzard, Inc.	99,000	6,835,950
Adobe, Inc. (b)	261,124	64,173,834
Akcea Therapeutics, Inc. (b)	1,900	42,408
Alliant Energy Corp.	42,000	1,805,160
Alphabet, Inc. Class A (b)	30,500	33,262,690
Amazon.com, Inc. (b)	40,000	63,920,400
American Tower Corp.	72,000	11,218,320
Anadarko Petroleum Corp.	48,000	2,553,600
Apple, Inc.	291,000	63,688,260
Bank of America Corp.	528,000	14,520,000
Berry Petroleum Corp.	326,292	4,568,088
bluebird bio, Inc. (b)	28,697	3,291,546
Boston Scientific Corp. (b)	1,035,159	37,410,646
Burlington Stores, Inc. (b)	95,000	16,291,550
Cardlytics, Inc. (b)	50,000	1,058,000
Centene Corp. (b)	44,000	5,734,080
Charles Schwab Corp.	62,000	2,866,880
ConocoPhillips Co.	390,600	27,302,940
Crown Castle International Corp.	147,000	15,984,780
CSX Corp.	226,000	15,562,360
Domino's Pizza, Inc.	11,000	2,956,690
Duke Energy Corp.	48,000	3,966,240
Edison International	25,000	1,734,750
Edwards Lifesciences Corp. (b)	11,000	1,623,600
Eli Lilly & Co.	239,000	25,917,160
EOG Resources, Inc.	88,000	9,269,920
Estee Lauder Companies, Inc. Class A	102,000	14,018,880
Etsy, Inc. (b)	16,000	680,320
HCA Holdings, Inc.	119,000	15,890,070
HealthSouth Corp.	2	135
Henry Schein, Inc. (b)	25,000	2,075,000
Humana, Inc.	209,000	66,965,690
Intercept Pharmaceuticals, Inc. (b)	17,060	1,637,931
International Flavors & Fragrances, Inc. (Israel)	15,856	2,289,409
Intuit, Inc.	303,000	63,933,000
Johnson & Johnson	157,000	21,978,430
Lowe's Companies, Inc.	36,000	3,427,920
Marsh & McLennan Companies, Inc.	46,200	3,915,450
MasterCard, Inc. Class A	288,000	56,928,960
Microsoft Corp.	637,000	68,037,963
Moody's Corp.	47,000	6,837,560
NextEra Energy, Inc.	30,000	5,175,000
Norfolk Southern Corp.	165,000	27,691,950
Northrop Grumman Corp.	11,000	2,881,450
Oasis Petroleum, Inc. (b)	105,000	1,056,300
OGE Energy Corp.	40,000	1,446,000
OptiNose, Inc. (a)	49,900	527,942
Parametric Technology Corp. (b)	503,000	41,452,230
PayPal Holdings, Inc. (b)	764,000	64,321,160
PPL Corp.	190,000	5,776,000
Procter & Gamble Co.	135,000	11,971,800
Prologis, Inc.	189,000	12,184,830
S&P Global, Inc.	15,092	2,751,573
Salesforce.com, Inc. (b)	230,000	31,565,200
Sarepta Therapeutics, Inc. (b)	5,000	668,800
Simon Property Group, Inc.	22,000	4,037,440
Spirit Airlines, Inc. (b)	110,000	5,709,000
Square, Inc. (b)	88,000	6,463,600
SVB Financial Group (b)	14,000	3,321,220
T-Mobile U.S., Inc. (b)	36,000	2,467,800
The AES Corp.	80,000	1,166,400
The Coca-Cola Co.	195,000	9,336,600
TJX Companies, Inc.	103,000	11,317,640
Ulta Beauty, Inc. (b)	22,000	6,039,440
Union Pacific Corp.	167,000	24,418,740
UnitedHealth Group, Inc.	203,000	53,054,050
VF Corp.	119,000	9,862,720
Visa, Inc. Class A	393,000	54,175,050
WEC Energy Group, Inc.	44,000	3,009,600
Wellcare Health Plans, Inc. (b)	19,000	5,243,810
Whiting Petroleum Corp. (b)	324,000	12,085,200
Xcel Energy, Inc.	55,000	2,695,550
Zoetis, Inc. Class A	45,000	4,056,750
Zuora, Inc.	195,000	3,981,900

TOTAL UNITED STATES OF AMERICA		1,212,497,775

TOTAL COMMON STOCKS
(Cost $1,748,100,603)		2,017,997,569
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.3% 11/1/18 to 1/31/19(e)
(Cost $866,748)	870,000	866,754
	Shares	Value

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 2.23% (f)	215,829,130	215,872,296
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	6,958,997	6,959,693
TOTAL MONEY MARKET FUNDS
(Cost $222,831,574)		222,831,989
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,971,798,925)		2,241,696,312
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(9,021,010)
NET ASSETS - 100%		$2,232,675,302

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	150	Dec. 2018	$21,815,040	$(459,866)	$(459,866)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,180,035 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $866,754.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,573,418
Fidelity Securities Lending Cash Central Fund	224,535
Total	$1,797,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$59,122,296	$53,171,057	$5,951,239	$--
Consumer Discretionary	197,687,596	172,027,067	25,402,611	257,918
Consumer Staples	119,518,902	76,365,942	43,152,955	5
Energy	108,223,734	86,970,967	21,252,767	--
Financials	172,584,227	130,403,583	42,180,644	--
Health Care	439,654,047	381,724,172	57,929,875	--
Industrials	176,910,970	149,676,414	27,234,556	--
Information Technology	619,792,975	587,837,788	31,955,187	--
Materials	31,431,229	19,160,739	12,270,490	--
Real Estate	63,734,396	63,734,396	--	--
Utilities	29,337,197	29,337,197	--	--
Government Obligations	866,754	--	866,754	--
Money Market Funds	222,831,989	222,831,989	--	--
Total Investments in Securities:	$2,241,696,312	$1,973,241,311	$268,197,078	$257,923
Derivative Instruments:
Liabilities
Futures Contracts	$(459,866)	$(459,866)	$--	$--
Total Liabilities	$(459,866)	$(459,866)	$--	$--
Total Derivative Instruments:	$(459,866)	$(459,866)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$28,844,041
Level 2 to Level 1	$68,027,571

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(459,866)
Total Equity Risk	0	(459,866)
Total Value of Derivatives	$0	$(459,866)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018
Assets
Investment in securities, at value (including securities loaned of $6,843,918) — See accompanying schedule: Unaffiliated issuers (cost $1,748,967,351)	$2,018,864,323
Fidelity Central Funds (cost $222,831,574)	222,831,989
Total Investment in Securities (cost $1,971,798,925)		$2,241,696,312
Cash		730,281
Foreign currency held at value (cost $830,284)		830,229
Receivable for investments sold		21,215,778
Receivable for fund shares sold		155,368,742
Dividends receivable		2,285,924
Distributions receivable from Fidelity Central Funds		365,574
Receivable for daily variation margin on futures contracts		412,106
Prepaid expenses		3,760
Other receivables		88,111
Total assets		2,422,996,817
Liabilities
Payable for investments purchased	$178,882,900
Payable for fund shares redeemed	2,632,233
Accrued management fee	1,259,109
Distribution and service plan fees payable	25,423
Other affiliated payables	426,697
Other payables and accrued expenses	134,085
Collateral on securities loaned	6,961,068
Total liabilities		190,321,515
Net Assets		$2,232,675,302
Net Assets consist of:
Paid in capital		$1,778,635,445
Total distributable earnings (loss)		454,039,857
Net Assets		$2,232,675,302
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,947,324 ÷ 1,616,663 shares)		$26.57
Maximum offering price per share (100/94.25 of $26.57)		$28.19
Class M:
Net Asset Value and redemption price per share ($12,745,920 ÷ 482,949 shares)		$26.39
Maximum offering price per share (100/96.50 of $26.39)		$27.35
Class C:
Net Asset Value and offering price per share ($12,744,228 ÷ 493,499 shares)(a)		$25.82
Worldwide:
Net Asset Value, offering price and redemption price per share ($2,112,987,719 ÷ 78,535,889 shares)		$26.90
Class I:
Net Asset Value, offering price and redemption price per share ($50,956,460 ÷ 1,903,294 shares)		$26.77
Class Z:
Net Asset Value, offering price and redemption price per share ($293,651 ÷ 10,966 shares)		$26.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2018
Investment Income
Dividends		$26,106,788
Interest		8,153
Income from Fidelity Central Funds		1,797,953
Income before foreign taxes withheld		27,912,894
Less foreign taxes withheld		(1,526,321)
Total income		26,386,573
Expenses
Management fee
Basic fee	$13,062,946
Performance adjustment	940,052
Transfer agent fees	3,598,353
Distribution and service plan fees	268,610
Accounting and security lending fees	600,318
Custodian fees and expenses	182,519
Independent trustees' fees and expenses	9,603
Registration fees	144,714
Audit	68,145
Legal	15,481
Miscellaneous	12,455
Total expenses before reductions	18,903,196
Expense reductions	(222,036)
Total expenses after reductions		18,681,160
Net investment income (loss)		7,705,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,225,468
Fidelity Central Funds	(191)
Foreign currency transactions	34,397
Futures contracts	(106,946)
Total net realized gain (loss)		203,152,728
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $79,392)	(147,849,880)
Fidelity Central Funds	12
Assets and liabilities in foreign currencies	(30,284)
Futures contracts	(1,184,759)
Total change in net unrealized appreciation (depreciation)		(149,064,911)
Net gain (loss)		54,087,817
Net increase (decrease) in net assets resulting from operations		$61,793,230

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,705,413	$11,957,628
Net realized gain (loss)	203,152,728	144,161,836
Change in net unrealized appreciation (depreciation)	(149,064,911)	210,799,339
Net increase (decrease) in net assets resulting from operations	61,793,230	366,918,803
Distributions to shareholders	(114,348,791)	–
Distributions to shareholders from net investment income	–	(12,665,638)
Distributions to shareholders from net realized gain	–	(4,590,871)
Total distributions	(114,348,791)	(17,256,509)
Share transactions - net increase (decrease)	553,625,621	(100,984,602)
Redemption fees	–	2,108
Total increase (decrease) in net assets	501,070,060	248,679,800
Net Assets
Beginning of period	1,731,605,242	1,482,925,442
End of period	$2,232,675,302	$1,731,605,242
Other Information
Undistributed net investment income end of period		$9,622,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Worldwide Fund Class A

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.28	$21.83	$22.88	$24.64	$25.18
Income from Investment Operations
Net investment income (loss)A	.03	.11	.12	.06	.02
Net realized and unrealized gain (loss)	1.00	5.53	(.35)	.58	1.46
Total from investment operations	1.03	5.64	(.23)	.64	1.48
Distributions from net investment income	(.09)	(.12)	(.07)	–	(.04)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.40)	(1.98)
Total distributions	(1.74)	(.19)	(.82)	(2.40)	(2.02)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$26.57	$27.28	$21.83	$22.88	$24.64
Total ReturnC,D	3.96%	26.06%	(1.09)%	2.73%	6.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%	1.12%	1.22%	1.27%	1.31%
Expenses net of fee waivers, if any	1.23%	1.12%	1.22%	1.26%	1.31%
Expenses net of all reductions	1.22%	1.11%	1.22%	1.26%	1.31%
Net investment income (loss)	.12%	.47%	.55%	.27%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$42,947	$32,823	$29,052	$31,043	$33,788
Portfolio turnover rateG	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.11	$21.67	$22.72	$24.49	$25.05
Income from Investment Operations
Net investment income (loss)A	(.05)	.04	.05	(.01)	(.04)
Net realized and unrealized gain (loss)	1.00	5.50	(.35)	.57	1.46
Total from investment operations	.95	5.54	(.30)	.56	1.42
Distributions from net investment income	(.02)	(.03)	–B	–	–
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.33)	(1.98)
Total distributions	(1.67)	(.10)	(.75)	(2.33)	(1.98)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$26.39	$27.11	$21.67	$22.72	$24.49
Total ReturnC,D	3.65%	25.68%	(1.38)%	2.36%	6.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.52%	1.42%	1.53%	1.57%	1.58%
Expenses net of fee waivers, if any	1.52%	1.42%	1.52%	1.56%	1.58%
Expenses net of all reductions	1.51%	1.41%	1.52%	1.56%	1.58%
Net investment income (loss)	(.17)%	.17%	.25%	(.04)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,746	$10,634	$9,270	$13,055	$12,160
Portfolio turnover rateG	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.67	$21.33	$22.48	$24.12	$24.78
Income from Investment Operations
Net investment income (loss)A	(.18)	(.07)	(.05)	(.12)	(.15)
Net realized and unrealized gain (loss)	.98	5.42	(.35)	.57	1.44
Total from investment operations	.80	5.35	(.40)	.45	1.29
Distributions from net investment income	–	–	–	–	–
Distributions from net realized gain	(1.65)	(.01)	(.75)	(2.09)	(1.95)
Total distributions	(1.65)	(.01)	(.75)	(2.09)	(1.95)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$25.82	$26.67	$21.33	$22.48	$24.12
Total ReturnC,D	3.12%	25.10%	(1.88)%	1.90%	5.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.01%	1.89%	2.01%	2.07%	2.04%
Expenses net of fee waivers, if any	2.01%	1.89%	2.01%	2.07%	2.04%
Expenses net of all reductions	2.00%	1.88%	2.00%	2.06%	2.03%
Net investment income (loss)	(.66)%	(.30)%	(.24)%	(.54)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,744	$10,264	$10,315	$11,231	$9,229
Portfolio turnover rateG	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.61	$22.09	$23.14	$24.92	$25.41
Income from Investment Operations
Net investment income (loss)A	.11	.19	.19	.13	.11
Net realized and unrealized gain (loss)	1.00	5.60	(.35)	.58	1.47
Total from investment operations	1.11	5.79	(.16)	.71	1.58
Distributions from net investment income	(.17)	(.20)	(.14)	(.08)	(.09)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)
Total distributions	(1.82)	(.27)	(.89)	(2.49)	(2.07)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$26.90	$27.61	$22.09	$23.14	$24.92
Total ReturnC	4.23%	26.49%	(.78)%	3.01%	6.64%
Ratios to Average Net AssetsD,E
Expenses before reductions	.94%	.81%	.91%	.96%	.98%
Expenses net of fee waivers, if any	.94%	.81%	.91%	.96%	.97%
Expenses net of all reductions	.93%	.80%	.90%	.95%	.97%
Net investment income (loss)	.41%	.79%	.87%	.57%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,112,988	$1,656,173	$1,421,364	$1,543,516	$1,535,658
Portfolio turnover rateF	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$21.99	$23.03	$24.81	$25.31
Income from Investment Operations
Net investment income (loss)A	.11	.19	.17	.13	.10
Net realized and unrealized gain (loss)	.99	5.56	(.35)	.58	1.47
Total from investment operations	1.10	5.75	(.18)	.71	1.57
Distributions from net investment income	(.18)	(.18)	(.11)	(.07)	(.09)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)
Total distributions	(1.82)B	(.25)	(.86)	(2.49)C	(2.07)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$26.77	$27.49	$21.99	$23.03	$24.81
Total ReturnE	4.22%	26.45%	(.86)%	3.00%	6.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.83%	.99%	.98%	1.01%
Expenses net of fee waivers, if any	.95%	.83%	.99%	.98%	1.01%
Expenses net of all reductions	.94%	.82%	.98%	.97%	1.00%
Net investment income (loss)	.40%	.77%	.78%	.55%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$50,956	$21,711	$12,924	$25,173	$19,107
Portfolio turnover rateH	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.82 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.648 per share.

 C Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class Z

Year ended October 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$29.54
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(2.75)
Total from investment operations	(2.76)
Net asset value, end of period	$26.78
Total ReturnC,D	(9.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G
Expenses net of fee waivers, if any	.88%G
Expenses net of all reductions	.87%G
Net investment income (loss)	(.27)%G
Supplemental Data
Net assets, end of period (000 omitted)	$294
Portfolio turnover rateH	117%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$338,922,735
Gross unrealized depreciation	(73,945,366)
Net unrealized appreciation (depreciation)	$264,977,369
Tax Cost	$1,976,259,077

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,538,868
Undistributed long-term capital gain	$184,620,580
Net unrealized appreciation (depreciation) on securities and other investments	$264,880,409

The tax character of distributions paid was as follows:

	October 31, 2018	October 31, 2017
Ordinary Income	$10,719,882	$ 17,256,509
Long-term Capital Gains	103,628,909	–
Total	$114,348,791	$ 17,256,509

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,490,102,268 and $2,214,133,504, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94,438	$4,058
Class M	.25%	.25%	57,884	659
Class C	.75%	.25%	116,288	13,470
			$268,610	$18,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,918
Class M	3,647
Class C(a)	1,487
$32,052

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$83,738.22
Class M	29,929.26
Class C	28,683.25
Worldwide	3,395,306.18
Class I	60,692.19
Class Z	5	.05(a)
	$3,598,353

 (a) Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,764 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $11,831.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $224,535, including $5,425 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $202,401 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,095.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,540.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Distributions to shareholders
Class A	$2,051,466	$–
Class M	654,014	–
Class C	633,808	–
Worldwide	109,503,017	–
Class I	1,506,486	–
Total	$114,348,791	$–
From net investment income
Class A	$–	$156,512
Class M	–	13,192
Worldwide	–	12,387,164
Class I	–	108,770
Total	$–	$12,665,638
From net realized gain
Class A	$–	$90,544
Class M	–	29,788
Class C	–	5,172
Worldwide	–	4,423,987
Class I	–	41,380
Total	$–	$4,590,871

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2018(a)	Year ended October 31, 2017	Year ended October 31, 2018(a)	Year ended October 31, 2017
Class A
Shares sold	609,144	252,685	$17,061,872	$6,107,897
Reinvestment of distributions	78,436	11,049	2,026,788	241,860
Shares redeemed	(274,061)	(391,649)	(7,593,781)	(9,231,105)
Net increase (decrease)	413,519	(127,915)	$11,494,879	$(2,881,348)
Class M
Shares sold	168,412	59,279	$4,717,242	$1,423,926
Reinvestment of distributions	25,202	1,947	648,710	42,456
Shares redeemed	(102,871)	(96,788)	(2,844,892)	(2,279,691)
Net increase (decrease)	90,743	(35,562)	$2,521,060	$(813,309)
Class C
Shares sold	162,206	50,318	$4,408,829	$1,172,168
Reinvestment of distributions	23,576	220	596,476	4,750
Shares redeemed	(77,137)	(149,358)	(2,067,888)	(3,414,844)
Net increase (decrease)	108,645	(98,820)	$2,937,417	$(2,237,926)
Worldwide
Shares sold	25,541,865	6,214,435	$707,560,818	$152,123,337
Reinvestment of distributions	4,051,546	735,217	105,785,859	16,240,943
Shares redeemed	(11,038,188)	(11,303,639)	(308,523,854)	(268,415,255)
Net increase (decrease)	18,555,223	(4,353,987)	$504,822,823	$(100,050,975)
Class I
Shares sold	1,332,978	418,936	$37,665,029	$10,241,482
Reinvestment of distributions	55,805	6,375	1,449,814	140,244
Shares redeemed	(275,288)	(223,274)	(7,566,057)	(5,382,770)
Net increase (decrease)	1,113,495	202,037	$31,548,786	$4,998,956
Class Z
Shares sold	10,966	–	$300,656	$–
Net increase (decrease)	10,966	–	$300,656	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund and Fidelity Worldwide Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund and Worldwide Fund (the "Funds"), each a fund of Fidelity Investment Trust, including the schedules of investments, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highligts. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Investment Trust and Shareholders of Fidelity Overseas Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Overseas Fund (one of the funds constituting Fidelity Investment Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 154 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018) for each Class, except Class Z, and for the period (October 2, 2018 to October 31, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Diversified International
Diversified International	.77%
Actual		$1,000.00	$901.30	$3.69-B
Hypothetical-C		$1,000.00	$1,021.32	$3.92-D
Class K	.64%
Actual		$1,000.00	$901.90	$3.07-B
Hypothetical-C		$1,000.00	$1,021.98	$3.26-D
International Cap Appreciation	1.05%
Actual		$1,000.00	$899.40	$5.03-B
Hypothetical-C		$1,000.00	$1,019.91	$5.35-D
Overseas
Overseas	.95%
Actual		$1,000.00	$908.60	$4.57-B
Hypothetical-C		$1,000.00	$1,020.42	$4.84-D
Class K	.83%
Actual		$1,000.00	$909.20	$3.99-B
Hypothetical-C		$1,000.00	$1,021.02	$4.23-D
Worldwide
Class A	1.24%
Actual		$1,000.00	$986.60	$6.21-B
Hypothetical-C		$1,000.00	$1,018.95	$6.31-D
Class M	1.52%
Actual		$1,000.00	$985.10	$7.61-B
Hypothetical-C		$1,000.00	$1,017.54	$7.73-D
Class C	2.01%
Actual		$1,000.00	$982.50	$10.04-B
Hypothetical-C		$1,000.00	$1,015.07	$10.21-D
Worldwide	.96%
Actual		$1,000.00	$987.90	$4.81-B
Hypothetical-C		$1,000.00	$1,020.37	$4.89-D
Class I	.96%
Actual		$1,000.00	$987.80	$4.81-B
Hypothetical-C		$1,000.00	$1,020.37	$4.89-D
Class Z	.87%
Actual		$1,000.00	$906.60	$.68-E
Hypothetical-C		$1,000.00	$1,020.82	$4.43-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

 E Actual expenses are equal to the Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period October 2, 2018 to October 31, 2018.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Diversified International Fund
Diversified International	12/10/18	12/07/18	$0.428	$1.890
Class K	12/10/18	12/07/18	$0.473	$1.890
Fidelity International Capital Appreciation Fund	12/10/18	12/07/18	$0.083	$0.451
Fidelity Overseas Fund
Overseas	12/10/18	12/07/18	$0.678	$1.744
Class K	12/10/18	12/07/18	$0.733	$1.744
Fidelity Worldwide Fund
Class A	12/10/18	12/07/18	$0.015	$2.140
Class M	12/10/18	12/07/18	$0.000	$2.140
Class C	12/10/18	12/07/18	$0.000	$2.140
Worldwide	12/10/18	12/07/18	$0.085	$2.140
Class I	12/10/18	12/07/18	$0.093	$2.140
Class Z	12/10/18	12/07/18	$0.127	$2.140

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Diversified International Fund	$870,816,242
Fidelity International Capital Appreciation Fund	$64,510,649
Fidelity Overseas Fund	$256,694,922
Fidelity Worldwide Fund	$192,777,005

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Retail Class	Class I	Class K
Fidelity Diversified International Fund
December, 2017	–	–	9%	–	8%
Fidelity International Capital Appreciation Fund
December, 2017	–	–	15%	–	–
September, 2018	–	–	100%	–	–
Fidelity Overseas Fund
December, 2017	–	–	2%	–	2%
Fidelity Worldwide Fund
December, 2017	100%	100%	75%	74%	–

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Retail Class	Class I	Class K
Fidelity Diversified International Fund
December, 2017	–	–	100%	–	100%
Fidelity International Capital Appreciation Fund
December, 2017	–	–	100%	–	–
September, 2018	–	–	100%	–	–
Fidelity Overseas Fund
December, 2017	–	–	100%	–	100%
Fidelity Worldwide Fund
December, 2017	100%	100%	100%	100%	–

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Diversified International Fund
Diversified International	12/11/17	$0.5088	$0.0498
Class K	12/11/17	$0.5558	$0.0498
Fidelity International Capital Appreciation Fund	12/11/17	$0.0910	$0.0220
Fidelity Overseas Fund
Overseas	12/11/17	$0.6076	$0.0566
Class K	12/11/17	$0.6596	$0.0566

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Broadly Diversified International Equity Funds

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contracts with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the funds for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the funds, and the Sector Portfolios Board.

The Board considered that the approval of the funds' Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the funds' Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that the funds' Advisory Contracts are fair and reasonable, and that the funds' Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the funds' Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the funds' management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IBD-ANN-1218
1.754543.118

Item 2.

Code of Ethics

As of the end of the period, October 31, 2018, Fidelity Investment Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund and Fidelity Worldwide Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Diversified International Fund	$81,000	$100	$7,400	$1,900
Fidelity International Capital Appreciation Fund	$54,000	$100	$7,100	$1,600
Fidelity Worldwide Fund	$52,000	$100	$6,400	$1,500

October 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Diversified International Fund	$100,000	$200	$7,400	$2,700
Fidelity International Capital Appreciation Fund	$56,000	$100	$7,200	$1,600
Fidelity Worldwide Fund	$52,000	$100	$6,100	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Overseas Fund (the “Fund”):

Services Billed by PwC

October 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Overseas Fund	$65,000	$5,700	$5,400	$2,800

October 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Overseas Fund	$65,000	$6,200	$5,700	$3,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2018A	October 31, 2017A
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2018A	October 31, 2017A
Audit-Related Fees	$7,745,000	$12,525,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2018A	October 31, 2017A
Deloitte Entities	$780,000	$555,000
PwC	$10,775,000	$15,280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018